PUTNAM
ASSET
ALLOCATION
FUNDS

ANNUAL REPORT

September 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

PERFORMANCE HIGHLIGHTS

PUTNAM ASSET ALLOCATION FUNDS consist of three portfolios that target investors' various life stages and financial goals.

PERFORMANCE RESULTS AT A GLANCE

TOTAL RETURN (change in value during period plus reinvested
distributions)
----------------------------------------------------------------------
PERIOD ENDED        CLASS A      CLASS B       CLASS C       CLASS M
9/30/95             NAV    POP   NAV   CDSC    NAV  CDSC    NAV   POP
----------------------------------------------------------------------
GROWTH PORTFOLIO
----------------------------------------------------------------------
1 year           20.45% 13.58%19.57% 14.57% 19.46%18.46%     --     --
Life of class A
(2/8/94)          19.45  12.57    --     --     --    --     --     --
Annual average    11.37   7.44    --     --     --    --     --     --
Life of class B
(2/16/94)            --     -- 18.02  14.02     --    --     --     --
Annual average       --     -- 10.57   8.28     --    --     --     --
Life of class C
(9/1/94)             --     --    --     --  18.48 18.48     --     --
Annual average       --     --    --     --  17.00 17.00     --     --
Life of class M
(2/3/95)             --     --    --     --     --    -- 19.31% 15.19%
----------------------------------------------------------------------
Balanced Portfolio
----------------------------------------------------------------------
1 year           18.73% 11.88%17.83% 12.83% 17.89%16.89%     --     --
Life of class A
(2/7/94)          16.98  10.24    --     --     --    --     --     --
Annual average     9.97   6.09    --     --     --    --     --     --
Life of class B
(2/11/94)            --     -- 15.60  11.60     --    --     --     --
Annual average       --     --  9.18   6.87     --    --     --     --
Life of class C
(9/1/94)             --     --    --     --  16.89 16.89     --     --
Annual average       --     --    --     --  15.55 15.55     --     --
Life of class M
(2/6/95)             --     --    --     --     --    -- 17.46% 13.38%
----------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------
1 year           15.27%  8.67%14.22%  9.22% 14.41%13.41%     --     --
Life of class A
(2/7/94)          12.42   5.95    --     --     --    --     --     --
Annual average     7.36   3.56    --     --     --    --     --     --
Life of class B
(2/18/94)            --     -- 11.03   7.06     --    --     --     --
Annual average       --     --  6.55   4.21     --    --     --     --
Life of class C
(9/1/94)             --     --    --     --  13.50 13.50     --     --
Annual average       --     --    --     --  12.44 12.44     --     --
Life of class M
(2/7/95)             --     --    --     --     --    -- 13.92%  9.90%
----------------------------------------------------------------------

Performance data will differ for each share class. Performance data for the funds represent past results and an expense limitation in effect until 12/31/94 for the Growth and Balanced Portfolios and 9/30/95 for the Conservative Portfolio. Without the limitation, each fund's total return would have been lower. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge, which for class B shares is 5% and for class C shares, 1%. Investment returns and principal value will fluctuate so an investor's shares when sold may be worth more or less than their original cost. Past performance is no indication of future results.

FOR ADDITIONAL PERFORMANCE INFORMATION, INCLUDING COMPETITIVE
PERFORMANCE, PLEASE TURN TO PAGES 9 THROUGH 11.

                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA
FROM THE CHAIRMAN

DEAR SHAREHOLDER:

SUSTAINED STRENGTH IN BOTH THE STOCK AND BOND MARKETS THROUGHOUT MUCH OF PUTNAM ASSET ALLOCATION FUNDS' FISCAL YEAR WAS A MAJOR CONTRIBUTOR TO THE FUNDS' POSITIVE PERFORMANCE FOR THE 12 MONTHS ENDED SEPTEMBER 30, 1995.

IN GENERAL, THE FUNDS' FIXED-INCOME INVESTMENTS ADVANCED IN TANDEM WITH THEIR EQUITY HOLDINGS THROUGHOUT THE PERIOD. THE FEDERAL RESERVE BOARD'S DECISION TO STOP RAISING SHORT-TERM INTEREST RATES WAS A PLUS FOR BOND INVESTORS DURING THE FISCAL YEAR'S FINAL QUARTER. MODEST ECONOMIC GROWTH, COUPLED WITH LOW INFLATION, HAS HELPED CREATE AN IDEAL ENVIRONMENT FOR GROWTH AND INCOME INVESTING.

THE FAVORABLE ECONOMIC CLIMATE ENHANCED FISCAL 1995 RESULTS FOR YOUR FUND. IN THE REPORT THAT FOLLOWS, YOUR FUNDS' MANAGEMENT TEAM REVIEWS THE YEAR JUST ENDED AND DISCUSSES PROSPECTS FOR THE YEAR AHEAD.

RESPECTFULLY YOURS,

[SIGNATURE]
GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
NOVEMBER 15, 1995

REPORT FROM THE FUND MANAGERS
PETER CARMAN
GARY N. COBURN
WILLIAM J. LANDES

Putnam Asset Allocation Funds' solid performance has caught the eye of industry analysts. For the one-year period ended September 30, 1995, Putnam Asset Allocation: Growth Portfolio class A shares ranked first out of all global flexible portfolio funds tracked by Lipper Analytical Services, an industry research firm. The Balanced Portfolio class A shares ranked fourth, and the Conservative Portfolio class A shares ranked ninth in the same category. We are particularly pleased with this performance, given the relatively short time since the funds' introduction. There were 48 funds in the category during the period. Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. Other share classes will differ. Past performance is not indicative of future results.

U.S. ECONOMIC AND MARKET ENVIRONMENT

Both the U.S. stock market and bond market performed well during most of your funds' fiscal 1995. The Federal Reserve Board continued its efforts to engineer a "soft landing" and has thus far, based on recent economic data, been successful in doing so.

Stocks. The U.S. stock market, which had rallied almost continuously since the end of 1994, stalled in July and August in the face of ambiguous economic data and uncertainty about the direction of interest rates. Stocks resumed their ascension in September as your funds' fiscal year came to an end. Small- capitalization stocks have done very well, which is primarily a reflection of the strength of the technology sector.

Putnam Management believes the fundamentals are in place for continuing positive returns over the next several years. We believe that U.S. companies, both small and large, are well positioned to benefit from increased productivity, increasing use of technology worldwide, a weaker dollar, improved quality, and an improving worldwide economy.

Investors should be mindful that it is also possible that we will experience a pause or a temporary correction in the near future, considering the strength of this year's stock market.

Bonds.  We  began  your funds' fiscal year with an  overweighted  U.S.
fixed-income position in the three portfolios, anticipating that interest rates would come down. We maintained that allocation for the first two quarters of the fiscal year, moving to a more neutral position as we took advantage of the values created by 1994's dramatic selloffs.

In our opinion, the Fed may well ease interest rates once more this year, particularly if the economy continues to slow -- which means the bond rally could be nearing an end.


GLOBAL ECONOMIC ENVIRONMENT

International bond markets offered value during the period while challenges -- and resulting opportunities -- marked the foreign stock markets.

Stocks. International equities have represented a very unsettled investment area during the period, with both emerging markets and Japan enduring tough conditions during the first part of the year. Japan has spent much of the 1990s mired in recession.

WORLD FIXED-INCOME MARKETS
[MOUNTAIN CHART]
DATE         U.S. HIGH-YIELD     US GOVERNMENT          INTERNATIONAL
                      BONDS1       SECURITIES2                 BONDS3
----------------------------------------------------------------------
-
9/30/94               $10000            $10000                 $10000
10/31/94              $10007             $9994                 $10258
11/30/94               $9891             $9974                 $10052
12/31/94               $9996            $10035                 $10057
1/31/95               $10101            $10220                 $10276
2/28/95               $10349            $10438                 $10567
3/31/95               $10466            $10504                 $11508
4/30/95               $10698            $10642                 $11755
5/31/95               $11000            $11071                 $12011
6/30/95               $11073            $11159                 $12071
7/31/95               $11244            $11118                 $12135
8/31/95               $11276            $11247                 $11441
9/30/95               $11405            $11355                 $11777
----------------------------------------------------------------------
-
Sources: 1First Boston High Yield Bond Index; 2Lehman Brothers Treasury Bond Index; 3Salomon Brothers Non-U.S. World Government Bond Index (unhedged). These returns do not represent the performance of any fund.
International   investing  may  include   risks   such   as   currency
fluctuations and political developments. Higher-yielding, lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds.

The country's malaise heightened in 1994 as major banks were confronted with massive bad loans, government response to the downturn was deemed inadequate, and trade problems loomed with the United States. However, it was the ongoing strength of the yen that most threatened Japanese recovery by making Japanese exports globally uncompetitive.

We are cautiously optimistic about Japan's prospects in the year ahead mostly because, after concerted intervention in currency markets by Germany, the United States, and Japan itself, the yen has finally begun to weaken. A weaker yen's effect on corporate profits, coupled with very low interest rates and ongoing government stimulus packages, may finally begin to lift the Japanese market.

The emerging markets were also challenging and we have reduced the funds' weighting in this sector. While these markets experienced bouts of extreme volatility, there were months in which they performed quite well, contributing to performance when the core markets stalled.

Given the relative underperformance through the first six months of 1995, we believe there is potential in the international equity markets for the remainder of the year and beyond, requiring careful selectivity in country and stock selections.

Bonds. The relative performance of U.S. versus non-U.S. bond markets has created exceptional yield opportunities abroad, particularly in core European markets. Meanwhile, the Japanese bond market has outpaced all other major bond markets, reflecting the weakness of the Japanese economy.

Looking ahead, Putnam anticipates strong performance from the markets in the United Kingdom, Italy, France, and Germany.

WORLD EQUITY MARKETS
[MOUNTAIN CHART]
DATE                LARGE-CAP       SMALL-CAP
                GROWTH STOCKS1        STOCKS2   INTERNATIONAL STOCKS3
----------------------------------------------------------------------
-
9/30/94                 $10000         $10000                  $10000
10/31/94                $10224          $9960                  $10282
11/30/94                 $9852          $9558                    9834
12/31/94                 $9998          $9814                    9926
1/31/95                 $10257          $9690                   $9774
2/28/95                 $10656         $10093                   $9914
3/31/95                 $10970         $10266                  $10390
4/30/95                 $11292         $10494                  $10749
5/31/95                 $11743         $10674                  $10839
6/30/95                 $12015         $11228                  $10833
7/31/95                 $12413         $11875                  $11373
8/31/95                 $12444         $12121                  $11117
9/30/95                 $12970         $12340                  $11438
----------------------------------------------------------------------
-
Sources: 1Standard & PoorOs 500 Index; 2Russell 2000 Index; 3Morgan Stanley Capital International (MSCI) World Index.

International investing may include risks such as currency fluctuations and political developments. Small-capitalization stocks may be more volatile than those of larger companies but offer greater growth potential.

STRATEGY AND OUTLOOK:

The U.S. stock market has enjoyed support from both falling interest rates and robust earnings. Putnam Management believes corporate earnings should continue their strength through 1996. Although we took strategic shifts in and out of the fixed-income arena, the three portfolios were in a relatively overweighted stock position compared with its target allocation for most of the period. Moving forward, however, we are beginning to take a more cautious approach to the U.S. stock market and a relatively aggressive bond position. We believe that the U.S. bond market will offer value to investors for the balance of 1995. Overall, we believe non-U.S. bond markets should outperform U.S. markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/95, there is no guarantee the funds will continue to hold these securities in the future.

COMPARATIVE PERFORMANCE (CUMULATIVE TOTAL RETURNS)*

                        LEHMAN     STANDARD     RUSSELL   FIRST BOSTON
                  INTERMEDIATE    & POOR'S"        2000     HIGH YIELD
                TREASURY INDEX    500 INDEX       INDEX     BOND INDEX
----------------------------------------------------------------------
1 year                  10.56%       29.70%      23.40%         14.05%
Life of classes A, B      7.66        27.12       19.68          11.01
Annual average            4.54        15.53       11.42           6.49
Life of class C           9.66        26.54       22.99          14.51
Annual average            8.90        24.31       21.09          13.35
Life of class M           8.91        26.45       27.33          12.92
----------------------------------------------------------------------

* For class A and B comparisons, the cumulative total return performance data of these comparative indexes are for the period 1/31/94 through 9/30/95. The inception dates of the Growth Portfolio's, Balanced Portfolio's, and Conservative Portfolio's class A shares are 2/8/94, 2/7/94, and 2/7/94, respectively. The inception dates for class B shares are 2/16/94, 2/11/94, and 2/18/94, respectively. For class C comparisons, the cumulative total return performance data of these comparative indexes are for the period 8/31/94 through 9/30/95. The inception date of the three portfolio's class C shares is 9/1/94. For class M comparisons, the cumulative total return performance data of these comparative indexes are for the period 1/31/95 through 9/30/95. The inception dates of the Growth Portfolio's, Balanced Portfolio's, and Conservative Portfolio's class M shares are 2/3/95, 2/6/95, and 2/7/95, respectively.

     Lehman Brothers Intermediate Treasury Index is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S. stock market performance. Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies. First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

     The performance of each index will differ from that of the funds', assumes reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.

PORTFOLIO AND PERFORMANCE SUMMARY:

GROWTH PORTFOLIO is designed to seek maximum growth of an investment over time.

[BAR CHART]
TARGETED PORTFOLIO STRUCTURE
----------------------------------------------------------------------
Large-cap growth stocks                                            25%
Small-cap growth stocks                                            15%
Value stocks                                                       25%
International equities                                             15%
Domestic fixed-income securities                                    5%
International fixed-income securities                               5%
High-yield securities                                               5%
Cash and money market securities                                    5%
----------------------------------------------------------------------

                                 CLASS A      CLASS B  CLASS C CLASS M
----------------------------------------------------------------------
SHARE VALUE                   NAV    POP     NAV    NAV     NAV    POP
9/30/94                     $8.43  $8.94   $8.39  $8.39      --     --
----------------------------------------------------------------------
2/3/95                         --     --      --     --   $8.39  $8.69
----------------------------------------------------------------------
9/30/95                     10.06  10.67    9.97   9.93   10.01  10.37
----------------------------------------------------------------------

DISTRIBUTIONS         NUMBER INVESTMENT INCOME CAPITAL GAINS     TOTAL
----------------------------------------------------------------------
CLASS A                    1            $0.075           $--    $0.075
----------------------------------------------------------------------
CLASS B                    1             0.050            --     0.050
----------------------------------------------------------------------
CLASS C                    1             0.075            --     0.075
----------------------------------------------------------------------
CLASS M                    0                --            --        --
----------------------------------------------------------------------

The trust's class A shares began operations on 2/8/94, and class B shares began on 2/16/94. The inception date for class C shares was 9/1/94, and for class M shares, 2/3/95. Performance of each share class will differ. See page 2 for additional performance information.

International investing may include risks such as currency fluctuations and political developments. Higher-yielding, lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies, but offer greater growth potential.

PORTFOLIO AND PERFORMANCE SUMMARY:

Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

[BAR CHART]

TARGETED PORTFOLIO STRUCTURE
----------------------------------------------------------------------
Large-cap growth stocks                                            20%
Small-cap growth stocks                                            10%
Value stocks                                                       20%
International equities                                             15%
Domestic fixed-income securities                                   10%
International fixed-income securities                              10%
High-yield securities                                              10%
Cash and money market securities                                    5%
----------------------------------------------------------------------

                               CLASS A   CLASS B  CLASS C    CLASS M
SHARE VALUE                   NAV    POP   NAV      NAV     NAV    POP
----------------------------------------------------------------------
9/30/94                     $8.33  $8.84   $8.31  $8.31      --     --
----------------------------------------------------------------------
2/6/95                         --     --      --     --   $8.34  $8.64
----------------------------------------------------------------------
9/30/95                      9.67  10.26    9.64   9.62    9.66  10.01
----------------------------------------------------------------------

DISTRIBUTIONS         NUMBER INVESTMENT INCOME CAPITAL GAINS     TOTAL
----------------------------------------------------------------------
Class A                    4            $0.195            --    $0.195
----------------------------------------------------------------------
Class B                    4             0.134            --     0.134
----------------------------------------------------------------------
Class C                    4             0.155            --     0.155
----------------------------------------------------------------------
Class M                    3             0.125            --     0.125
----------------------------------------------------------------------

The trust's class A shares began operations on 2/7/94, and class B shares began on 2/11/94. The inception date for class C shares was 9/1/94 and for class M shares, 2/6/95. Performance of each share class will differ. See page 2 for additional performance information.

International investing may include risks such as currency fluctuations and political developments. Higher-yielding, lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies, but offer greater growth potential.

PORTFOLIO AND PERFORMANCE SUMMARY:

CONSERVATIVE PORTFOLIO is designed to seek income, while protecting the original value of the investment, for investors concerned about maintaining their purchasing power.

[BAR CHART]

TARGETED PORTFOLIO STRUCTURE
----------------------------------------------------------------------
Large-cap growth stocks                                            10%
Small-cap growth stocks                                             5%
Value stocks                                                       10%
International equities                                             10%
Domestic fixed-income securities                                   35%
International fixed-income securities                              15%
High-yield securities                                              10%
Cash and money market securities                                    5%
----------------------------------------------------------------------

                               CLASS A   CLASS B  CLASS C    CLASS M
SHARE VALUE                   NAV    POP   NAV      NAV     NAV    POP
----------------------------------------------------------------------
9/30/94                     $8.23  $8.73   $8.22  $8.22      --     --
----------------------------------------------------------------------
2/6/95                         --     --      --     --   $8.21  $8.51
----------------------------------------------------------------------
9/30/95                      9.19   9.75    9.16   9.15    9.18   9.51
----------------------------------------------------------------------

DISTRIBUTIONS         NUMBER INVESTMENT INCOME CAPITAL GAINS     TOTAL
----------------------------------------------------------------------
Class A                    4            $0.270            --    $0.270
----------------------------------------------------------------------
Class B                    4             0.208            --     0.208
----------------------------------------------------------------------
Class C                    4             0.231            --     0.231
----------------------------------------------------------------------
Class M                    3             0.162            --     0.162
----------------------------------------------------------------------

The trust's class A shares began operations on 2/7/94, and class B shares began on 2/18/94. The inception date for class C shares was 9/1/94 and for class M shares, 2/7/95. Performance of each share class will differ. See page 2 for additional performance information.

International investing may include risks such as currency fluctuations and political developments. Higher-yielding, lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies, but offer greater growth potential.

GROWTH OF A $10,000 INVESTMENT
[MOUNTAIN CHART]
DATE                    GROWTH       BALANCED   CONSERVATIVE       CPI
----------------------------------------------------------------------
2/7/94                    9425           9425           9425     10000
3/31/94                   9035           9091           9157     10068
4/30/94                   9124           9146           9146     10082
5/31/94                   9080           9091           9091     10089
6/30/94                   8936           8980           9024     10123
7/31/94                   9102           9113           9157     10150
8/31/94                   9423           9357           9268     10192
9/30/94                   9346           9285           9191     10219
10/31/94                  9457           9385           9258     10226
11/30/94                  9169           9140           9101     10239
12/31/94                  9310           9253           9170     10239
1/31/95                   9243           9209           9181     10280
2/28/95                   9511           9444           9373     10321
3/31/95                   9735           9664           9566     10356
4/30/95                   9936           9868           9737     10390
5/31/95                  10160          10139          10033     10410
6/30/95                  10429          10326          10170     10431
7/31/95                  10943          10757          10399     10431
9/30/95                  11257          11024          10595     10479
----------------------------------------------------------------------

Past performance is no assurance of future results. A $10,000 investment in the Growth PortfolioOs, Balanced PortfolioOs, and Conservative PortfolioOs class B shares at inception on 2/16/94, 2/11/94, and 2/18/94, respectively, would have been valued at $11,802, $11,560, and $11,103, respectively, on 9/30/95 ($11,402 with a redemption at the end of the period for the Growth Portfolio, and $11,160 and $10,703, respectively, for the Balanced Portfolio and Conservative Portfolio, with a redemption at the end of the period).

A $10,000 investment in the Growth PortfolioOs, Balanced PortfolioOs, and Conservative PortfolioOs class C shares at inception on 9/1/94 would have been valued at $11,848, $11,689, and $11,350, respectively, on 9/30/95 ($11,848 with a redemption at the end of the period for the Growth Portfolio, and $11,689 and $11,350, respectively, for the Balanced Portfolio and Conservative Portfolio, with a redemption at the end of the period).

A $10,000 investment in the Growth PortfolioOs, Balanced PortfolioOs, and Conservative PortfolioOs class M shares at inception on 2/3/95, 2/6/95, and 2/7/95, respectively, would have been valued at $11,519, $11,338, and $10,990, respectively, on 9/30/95 at POP.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS C SHARES are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

CLASS M SHARES have a lower initial sales charge than class A shares and no sales charge on redemption.

NET  ASSET VALUE (NAV) is the value of each classes' assets, minus any
liabilities,  divided  by  the  number  of  outstanding  shares,   not
including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B and class C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended September 30, 1995

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds ("the trust") at September 30, 1995, and the results of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
November 14, 1995

PORTFOLIO OF INVESTMENTS OWNED
September 30, 1995

                                         GROWTH               BALANCED        CONSERVATIVE
                                               78.7%                  64.4%            35.4%
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

AEROSPACE AND DEFENSE                           1.4%                   1.1%             0.6%
--------------------------------------------------------------------------------
-------------
Boeing Co.                        13,500    $921,375     14,800  $1,010,100   2,500 $170,625
Lockheed Martin Corp.             38,200   2,564,175     41,800   2,805,825   7,100  476,588
McDonnell Douglas Corp.            6,700     554,425      7,300     604,075   1,300  107,575
                                          ----------             ----------        ----------
                                           4,039,975              4,420,000         754,788

AUTOMOTIVE                                      2.0%                   1.9%            1.0%
--------------------------------------------------------------------------------
-------------
Autoliv AB (Sweden)                   --          --     10,200     620,795      --       --
Bridgestone Corp. (Japan)         19,000     279,860     27,000     397,695   6,000   88,377
Custom Chrome, Inc.               10,350     234,169      9,225     208,716   1,575   35,634
Edaran Otomobil Nasional Berhad
  (Malaysia)                      15,000     120,000     26,000     208,000   7,000   56,000
Edelbrock Corp.                   11,450     174,613     10,225     155,931   1,755   26,764
General Motors Corp.              33,800   1,584,375     37,000   1,734,375   6,300  295,313
General Motors Corp. Class H      58,700   2,406,700     64,200   2,632,200  10,900  446,900
Magna International, Inc. Class A  5,000     225,625      5,500     248,188   2,000   90,250
Michelin Corp. Class B (Registered)
  (France)                         7,700     337,344     11,570     506,892   2,330  102,079
Mitsubishi Motors Corp. (Japan)   19,000     158,587     45,000     375,601  10,000   83,467
Peugeot Citroen S A (France)       1,800     245,820      2,200     300,446     600   81,940
                                          ----------             ----------        ----------
                                           5,767,093              7,388,839        1,306,724

BASIC INDUSTRIAL PRODUCTS                       2.7%                   2.3%            1.3%
--------------------------------------------------------------------------------
-------------
Ball Corp.                        48,300   1,430,888     52,900   1,567,163   9,000  266,625
Brady (W.H.) Co., Class A          4,621     337,333      4,159     303,607     699   51,027
CBI Industries, Inc.              58,000   1,377,500     63,400   1,505,750  10,800  256,500
Computational Systems, Inc.        4,800      78,000      4,300      69,875     700   11,375
Danieli & Co. (Italy)             12,400      69,333         --          --      --       --
Deere (John) & Co.                   800      65,100        900      73,238     100    8,138
Harnischfeger Industries, Inc.    43,500   1,451,813     47,600   1,588,650   8,100  270,338
Mayr-Melnhof Karton AG (Austria)   5,000     318,069      7,000     445,296   2,000  127,227
Mitsui Fudoscan Co. Ltd. (Japan)  40,000     308,216     43,000     331,333  11,000   84,760
Parker-Hannifin Corp.              9,400     357,200     10,300     391,400   1,800   68,400
Rieter Holding AG (Registered)
(Switzerland)                        900     264,477      1,800     528,954     150   44,080
Sommer Allibert (France)           1,000     346,997      1,000     346,997     400  138,799
Varity Corp.                      36,200   1,610,900     39,700   1,766,650   6,700  298,150
Weir Group PLC (The) (United Kingdom) --          --     72,000     303,835  15,000   63,299
                                          ----------             ----------        ----------
                                           8,015,826              9,222,748        1,688,718

BROADCASTING                                    1.5%                   1.2%            0.6%
--------------------------------------------------------------------------------
-------------
Capital Cities/ABC, Inc.          10,300   1,211,538     11,300   1,329,163   1,900  223,488
Evergreen Media Corp. Class A     15,100     430,350     13,500     384,750   2,300   65,550
Heartland Wireless Communications,
  Inc.                             9,625     247,844      8,600     221,450   1,475  37,981


                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

BROADCASTING (continued)
--------------------------------------------------------------------------------
-------------
Paging Network, Inc.               3,865    $185,520      5,730    $275,040     860  $41,280
Renaissance Communications Corp.   3,710    129,850"      3,260     114,100     580   20,300
SAGA Communications Inc, Class A  12,800     203,200     11,425     181,372   1,925   30,559
Sinclair Broadcast Group, Inc.
  Class A                          6,100     175,375      5,500     158,125     900   25,875
Tele-Comm Liberty Media Group, Inc.
  Class A                         21,200     567,100     23,175     619,931   3,975  106,331
Tele-Communications Inc.
  (TCI Group) Class A             35,200     616,000     38,500     673,750   6,600  115,500
Viacom, Inc. Class B              14,000     696,500     15,400     766,150   2,600  129,350
                                          ----------             ----------        ----------
                                           4,463,277              4,723,831         796,214

BUILDING AND CONSTRUCTION                       1.3%                   1.2%            0.7%
--------------------------------------------------------------------------------
-------------
CRH PLC (Ireland)                 74,000     507,036    106,800     731,777  22,200  152,111
Fluor Corp.                       12,900     722,400     14,100     789,600   2,400  134,400
Hong Leong Industries (Malaysia)  17,000      89,313     28,000     147,104   6,000   31,522
Lafarge Coppee (Bearer) (France)   6,000     394,237      7,810     513,165   2,100  137,983
Marui Co. Ltd. (Japan)            25,000     463,427     34,000     630,261   5,000   92,685
Shimizu Corp. (Japan)             34,000     338,637     50,000     497,996  10,000   99,599
Sungei Way Holdings Berhad
  (Malaysia)                      24,250      82,522     28,750      97,836  11,500   39,134
Tostem Corp. (Japan)              13,000     415,531     18,000     575,351   4,000  127,856
United Engineers Ltd. (Malaysia)  40,000     256,318     42,000     269,134      --       --
VA Technolgies AG (Austria)        4,000     460,727      5,285     608,735   1,050  120,941
                                          ----------             ----------        ----------
                                           3,730,148              4,860,959         936,231

BUSINESS EQUIPMENT AND SERVICES                 3.5%                   2.8%            1.5%
--------------------------------------------------------------------------------
-------------
Accustaff, Inc.                   10,225     375,769      9,175     337,181   1,500   55,125
Alternative Resources Corp.        9,800     313,600      8,800     281,600   1,550   49,600
American Business Information,
  Inc.                            17,275     349,819     15,462     313,106   2,687   54,412
Broderbund Software, Inc.          1,900     142,743      2,100     157,769     400   30,450
Cabletron Systems, Inc.            9,600     632,400     10,500     691,688   1,800  118,575
Cambridge Technology Partners,
  Inc.                             9,550     484,663      8,560     434,420   1,495   75,871
Career Horizons, Inc.              2,950      81,863      4,470     124,043     620   17,205
Computer Management Sciences         500       7,000        400       5,600     100    1,700
DSC Communications Corp.          12,100     716,925     13,200     782,100   2,200  130,350
Dai Nippon Printing Co., Ltd.
  (Japan)                         24,000     377,555     32,000     503,407   7,000  110,120
First Data Corp.                   9,400     582,800     10,300     638,600   1,800  111,600
Fiserv Inc.                       11,995     346,356     10,750     310,406   1,795   51,831
General Motors Corp. Class E      12,500     568,750     13,600     618,800   2,300  104,650
Glory Ltd. (Glory Kogyo) (Japan)  12,000     423,246         --          --      --       --
HBO & Co.                          6,500     406,250      7,000     437,500   1,200   75,000
Harcourt General, Inc.             8,900     372,688      9,800     410,375   1,700   71,188
IBM Corp.                         13,100   1,236,313     14,300   1,349,563   2,500  235,938
Komori Printing Machinery Co.,
  Ltd. (Japan)                        --          --     11,000     259,018   3,000  70,641

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

BUSINESS EQUIPMENT AND SERVICES (continued)
--------------------------------------------------------------------------------
-------------
Mecklermedia Corp.                 4,800     $90,000      4,300     $80,625     700  $13,125
Robert Half International, Inc.   14,523     495,597     13,014     444,103   2,262   77,191
Romac International, Inc.            700      11,900        600      10,200     100    1,700
SOS Staffing Services, Inc.       11,700      96,525     10,500      86,625   1,800   14,850
Security Services PLC
 (United Kingdom)                 27,000     431,002     40,200     641,715   7,800  124,512
Societe Generale de Surveillance
 Holdings S.A. (Bearer) (Switzerland)250     462,403        310     573,379      80  147,969
Wolters Kluwer N.V. (Netherlands)  5,300     486,637      6,983     641,167   1,824  167,476
Xerox Corp.                        6,100     819,688      6,700     900,313   1,100  147,813
                                          ----------             ----------        ----------
                                          10,312,492             11,033,303        2,058,892

CHEMICALS                                       1.8%                   1.6%            0.9%
--------------------------------------------------------------------------------
-------------
Akzo-Nobel N.V. (Netherlands)      3,500     420,245      5,000     600,350   1,100  132,077
du Pont (E.I.) de Nemours
 & Co., Ltd.                      15,300   1,051,875     16,700   1,148,125   2,900  199,375
Dutch States Mines N.V.
 (Netherlands)                     2,700     216,689      3,700     296,944     810   65,007
KAO Corp. (Japan)                 28,000     345,090     44,000     542,285   9,000  110,922
Praxair, Inc.                     13,600     363,800     14,900     398,575   2,600   69,550
Sekisui Chemical Co. Ltd. (Japan) 40,000     505,010     50,000     631,263  12,000  151,503
Solvay S.A. (Belgium)                800     425,416      1,000     531,770     200  106,354
Union Carbide Corp.               48,300   1,919,925     52,900   2,102,775   9,000  357,750
                                          ----------             ----------        ----------
                                           5,248,050              6,252,087        1,192,538

COMPUTER EQUIPMENT                              0.1%                   0.1%            0.0%
--------------------------------------------------------------------------------
-------------
Shiva Corp.                        5,025     307,781      4,500     275,625     775  47,469

COMPUTER SERVICES AND SOFTWARE                  4.3%                   3.2%            1.7%

3Com Corp.                        15,000     682,500     16,400     746,200   2,800  127,400
America Online, Inc.               9,430     648,313      8,410     578,188   1,440   99,000
Analysts International Corp.       6,400     204,800      5,700     182,400   1,000   32,000
Bisys Group, Inc. (The)            9,400     239,700      8,400     214,200   1,400   35,700
Business Objects S.A., ADR
  (France)                         5,400     230,175      4,900     208,863     800   34,100
Ceridian Corp.                     8,900     394,938      9,800     434,875   1,700   75,438
Cisco Systems, Inc.                8,800     607,200      9,600     662,400   1,700  117,300
Computer Associates Intl., Inc.   18,600     785,850     20,350     859,788   3,500  147,875
Computer Horizons Corp.           21,075     421,500     18,887     377,740   3,227   64,540
Datalogix International, Inc.      9,650     137,513      8,650     123,263   1,500   21,375
Fujitsu Ltd. (Japan)              42,000     526,052     55,000     688,878  14,000  175,351
Getronics Electric N.V.
  (Netherlands)                    9,100     448,203     13,210     650,633   3,156  155,443
HPR, Inc.                          4,300      99,975      3,900      90,675     700   16,275
Imnet Systems, Inc.                9,200     236,900      8,200     211,150   1,400   36,050
Inso Corporation                   6,280     202,530      5,610     180,923     960   30,960
Keane, Inc.                        7,895     227,968      7,027     202,905   1,240   35,805
McAfee Associates, Inc.            8,300     427,450      7,400     381,100   1,300   66,950
Mercury Interactive Corp.         11,930     331,058     10,640     295,260   1,855   51,476
Microsoft Corp.                   11,600   1,049,800     12,700   1,149,350   2,200  199,100
National Data Corp.                9,200     247,250      8,200     220,375   1,400   37,625
Network Express, Inc.             14,900     237,469     13,300     211,969   2,300   36,656
Novadigm, Inc.                     2,300      38,813      2,200      37,125     300    5,063
Pairgain Technologies, Inc.       12,300     424,350     10,900     376,050   1,900  65,550

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

COMPUTER SERVICES AND SOFTWARE (continued)
--------------------------------------------------------------------------------
-------------
Parametric Technology Corp.        9,200    $565,800     10,100    $621,150   1,700 $104,550
Platinum Software Corp.           22,550     262,144     20,225     235,116   3,525   40,978
Project Software & Development,
 Inc.                              7,300     189,800      6,542     170,092   1,082   28,132
Renaissance Solutions, Inc.        8,900     216,938      7,900     192,563   1,400   34,125
SGS-Thomson Microelectronics
ADR (France)                       9,300     452,213     12,900     627,263   2,700  131,288
Security Dynamics Technologies,
 Inc.                              5,450     260,238      4,550     217,263     700   33,425
Sierra On-Line, Inc.              15,750     618,188     14,075     552,444   2,380   93,415
Softkey International, Inc.        5,593     247,490      4,977     220,232     837   37,037
Spectrum Holobyte, Inc.            7,700      97,213      6,900      87,113   1,200   15,150
Spyglass, Inc.                     3,300     150,975      3,000     137,250     500   22,875
Unison Software, Inc.              5,100      76,500      4,400      66,000   1,100   16,500
Vantive Corp.                      7,400     118,400      6,500     104,000   1,100   17,600
Zebra Technologies Corp.           8,682     462,317      7,764     413,433   1,332   70,929
                                          ----------             ----------        ----------
                                          12,568,523             12,728,229        2,313,036

CONGLOMERATES                                   1.2%                   1.1%            0.6%
--------------------------------------------------------------------------------
-------------
Allied-Signal, Inc.               19,100     842,788     20,800     917,800   3,600  158,850
Axia Holding Corp. 144A              225       6,300
Cartiere Burgo S.P.A. (Italy)     30,000     202,478     38,400     259,172  12,000   80,991
Hutchison Whampoa, Ltd. (Hong Kong)52,000    281,826     80,000     433,579  15,000   81,296
Ogden Corp.                       67,600   1,588,600     74,000   1,739,000  12,600  296,100
Preussag AG (Germany)                800     237,089      1,200     355,633     190   56,309
TRW, Inc.                          7,000     520,625      7,600     565,250   1,300   96,688
                                          ----------             ----------        ----------
                                           3,679,706              4,270,434         770,234

CONSUMER DURABLE GOODS                          0.6%                   0.5%            0.2%
--------------------------------------------------------------------------------
-------------
Black & Decker Manufacturing Co.  21,700     740,513     23,800     812,175   4,100  139,913
Blyth Industries, Inc.             8,725     407,894      7,850     366,988   1,300   60,775
Cannondale Corp.                   9,975     164,588      8,950     147,675   1,500   24,750
Cognex Corp.                      11,375     548,844     10,450     504,213   1,765   85,161
                                          ----------             ----------        ----------
                                           1,861,839              1,831,051         310,599

CONSUMER NON DURABLES                           4.7%                   3.8%            2.0%
--------------------------------------------------------------------------------
-------------
Authentic Fitness Corp.           19,110     429,975     17,105     384,863   2,920   65,700
B A T Industries PLC
 (United Kingdom)                 57,224     478,441     79,518     664,838  18,011  150,587
Dimon Inc.                        91,800   1,377,000    100,500   1,507,500  17,100  256,500
Eastman Kodak Co.                 38,700   2,292,975     42,400   2,512,200   7,200  426,600
Fastenal Co.                      16,715     610,098     15,022     548,303   2,604   95,046
Philip Morris Cos., Inc.          45,700   3,815,950     50,000   4,175,000   8,500  709,750
Premark International, Inc.       10,800     549,450     11,900     605,413   2,000  101,750
Procter & Gamble Co.              13,800   1,062,600     15,100   1,162,700   2,600  200,200
Scott Paper Co.                   23,500   1,139,750     25,700   1,246,450   4,400  213,400
St. John Knits, Inc.              16,655     811,931     14,995     731,006   2,520  122,850
Svenska Cellulosa AB Ser. B
  (Sweden)                        22,050     398,634     32,000     578,516   6,650  120,223
Tate & Lyle PLC (United Kingdom)  27,682     196,444     39,101     277,478   8,199   58,184
Toray Industries Inc. (Japan)     50,000     301,603     46,000     277,475  11,000  66,353

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

CONSUMER NON DURABLES (continued)
--------------------------------------------------------------------------------
-------------
Unilever N.V. (Netherlands)        3,040    $395,035      4,130    $536,675     920 $119,550
                                          ----------             ----------        ----------
                                          13,859,886             15,208,417        2,706,693

CONSUMER SERVICES                               2.9%                   2.1%            1.1%
--------------------------------------------------------------------------------
-------------
Apple South, Inc.                 14,000     318,500     12,500     284,375   2,100   47,775
CUC International, Inc.           18,500     645,188     20,250     706,219   3,450  120,319
Catalina Marketing Corp.           4,150     257,300      3,750     232,500     650   40,300
Century Communications Corp.
  Class A                         21,025     212,878     18,850     190,856   3,220   32,603
Clear Channel Communications, Inc. 6,555     496,541      5,940     449,955   1,060   80,295
Doubletree Corp.                   9,000     200,250      8,000     178,000   1,400   31,150
EZ Communications, Inc. Class A   20,320     391,160     18,260     351,505   3,165   60,926
Genting Berhad Co. (Malaysia)     35,000     302,289     30,000     259,104   7,500   64,776
HFS, Inc.                          3,965     207,667      6,420     336,248     920   48,185
LIN Television Corp.               7,325     227,075      6,600     204,600   1,175   36,425
Landry's Seafood Restaurants, Inc. 19,830    356,940     17,860     321,480   3,060   55,080
Loewen Group, Inc.                19,000     783,750     16,990     700,838   2,870  118,388
Lowe's Cos., Inc.                  1,300      39,000      1,400      42,000     200    6,000
Marriott International, Inc.      21,600     807,300     23,600     882,050   4,000  149,500
Mirage Resorts, Inc.              23,300     765,988     25,500     838,313   4,400  144,650
Moovies, Inc.                     14,000     274,750     12,500     245,313   2,100   41,213
O'Charleys, Inc.                   6,850     102,750      6,150      92,250   1,000   15,000
On Assignment, Inc.               13,400     340,025     12,000     304,500   2,100   53,288
Payment Svcs., Inc.                2,500      60,313      2,200      53,075     400    9,650
Quantum Restaurant Group, Inc.    10,400     139,100      9,400     125,725   1,600   21,400
Rio Hotel & Casino, Inc.           6,250      81,250      9,900     128,700   1,525   19,825
SFX Broadcasting, Inc. Class A    11,330     322,905     10,160     289,560   1,735   49,448
Stewart Enterprises, Inc. Class A 15,760     571,300     14,110     511,488   2,370   85,913
Tel-Save Holdings, Inc.              300       4,613        300       4,613     100    1,538
U.S. Delivery Systems, Inc.       10,910     313,663      9,775     281,031   1,650   47,438
Young Broadcasting Corp. Class A  13,600     425,000     12,225     382,031   2,075   64,844
                                          ----------             ----------        ----------
                                           8,647,495              8,396,329        1,445,929

ELECTRONICS AND ELECTRICAL EQUIPMENT            5.9%                   4.8%            2.9%
--------------------------------------------------------------------------------
-------------
Applied Materials, Inc.            5,100     521,475      5,600     572,600   1,000  102,250
Austria Mikro System International
  (Austria)                        2,000     348,432         --          --      --       --
BBC Brown Boveri & Cie AG (Bearer)
  (Switzerland)                      360     416,629        480     555,506     130  150,449
Baldor Electric Co.               21,563     541,770     19,373     486,747   3,321   83,440
Best Denki Co. Ltd.                8,000     120,240         --          --      --       --
C.P. Clare Corp.                  11,650     297,075     10,425     265,838   1,750   44,625
Credence Systems Corp.            16,375     593,594     14,584     528,670   2,528   91,640
Cyberoptics Corp.                  1,200      40,800      1,100      37,400     200    6,800
Eltron International, Inc.         5,800     163,850      5,200     146,900     900   25,425
Emerson Electric Co.              11,200     800,800     12,300     879,450   2,100  150,150
Exar Corp.                        18,325     655,119     16,515     590,411   2,785   99,564
Flextronics International Ltd.    10,700     275,525      9,600     247,200   1,600   41,200
Futaba Corp. (Japan)              10,000     446,894     14,000     625,651   4,000  178,758
General Electric Co. PLC
  (United Kingdom)                80,000     401,447    116,000     582,098  25,000  125,452
Harman International Industries,
 Inc.                              8,465     414,785      7,635     374,115   1,302   63,798
Hewlett-Packard Co.                9,800     817,075     10,700     892,113   1,800 150,075

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

ELECTRONICS AND ELECTRICAL EQUIPMENT (continued)
--------------------------------------------------------------------------------
-------------
Hirose Electric Co. Ltd. (Japan)   6,300    $392,645      9,450    $588,968   3,100 $193,206
Honeywell, Inc.                   17,500     750,313     19,100     818,913   3,300  141,488
ITI Technologies, Inc.            13,300     360,763     11,900     322,788   2,050   55,606
Intel Corp.                       16,500     992,063     18,100   1,088,263   3,100  186,388
Kyocera Corp. (Japan)              5,000     407,816      7,000     570,942   2,000  163,126
LSI Logic Corp.                    9,400     542,850     10,300     594,825   1,800  103,950
Leader Universal (Malaysia)       31,000      95,005     58,333     178,772   8,000   24,517
Mabuchi Motor (Japan)              3,000     175,852      6,000     351,703      --       --
Matsushita Electric Industrial Co.,
  Ltd. (Japan)                    24,000     365,531     23,000     350,301   8,000  121,844
Maxim Integrated Products Inc.     8,740     646,760      7,780     575,720   1,380  102,120
Motorola, Inc.                    13,800   1,053,975     15,100   1,153,263   2,600  198,575
Murata Manufacturing Co. Ltd.
  (Japan)                         15,000     559,118     16,000     596,393   4,000  149,098
Nichicon Corp. (Japan)                --          --         --          --   8,000  107,415
Nippondenso Co., Ltd. (Japan)     10,000     183,367     20,000     366,733   6,000  110,020
Oak Industries, Inc.              11,675     351,709     10,475     315,559   1,825   54,978
Omron Tateisi Electronics Co.
  (Japan)                         22,000     507,014     33,000     760,521   8,000  184,369
Peak Technologies Group, Inc.     11,025     292,163      9,800     259,700   1,655   43,858
Plasma & Materials Tech, Inc.      3,400      59,925      3,100      54,638     500    8,813
Rohm Co. Ltd. (Japan)              6,000     376,353     10,000     627,255   2,000  125,451
Sanmina Corp.                     11,080     529,070      9,940     474,635   1,715   81,891
Secom Co.(Japan)                      --          --      8,000     529,058      --      ---
Siebe PLC (United Kingdom)        31,011     354,853     43,977     503,221   9,207  105,354
Smartflex Systems, Inc.            8,400     142,800      7,500     127,500   1,300   22,100
Telcom Semiconductor, Inc.        18,700     215,050     16,800     193,200   2,900   33,350
Texas Instruments, Inc.            7,300     583,088      8,000     639,000   1,400  111,825
Ultratech Stepper, Inc.            2,750     116,188      2,405     101,611     390   16,478
Zilog Inc.                         8,975     373,584      7,780     323,843   1,355   56,402
                                          ----------             ----------        ----------
                                          17,283,365             19,252,024        3,815,848

ENERGY-RELATED                                  0.1%                   0.1%            0.1%
--------------------------------------------------------------------------------
-------------
IHC Caland N.V. (Netherlands)     13,000     368,085     20,100     569,117   6,000 169,886

ENTERTAINMENT                                   0.4%                   0.4%            0.1%
--------------------------------------------------------------------------------
-------------
Scientific Games Holdings Corp.   12,275     458,778     10,950     409,256   1,870   69,891
Speedway Motorsports, Inc.         9,900     257,400      8,875     230,750   1,480   38,480
Studio Plus Hotels, Inc.          17,500     402,500     15,650     359,950   2,650   60,950
Zodiac (France)                       --          --      4,000     537,338      --       --
                                          ----------             ----------        ----------
                                           1,118,678              1,537,294         169,321

ENVIRONMENTAL CONTROL                           0.6%                   0.5%            0.3%
--------------------------------------------------------------------------------
-------------
United Waste Systems, Inc.         8,100     338,175      7,200     300,600   1,250   52,188
WMX Technologies, Inc.            53,200   1,516,200     58,200   1,658,700   9,900  282,150

                                           1,854,375              1,959,300         334,338
FOOD AND BEVERAGES                              2.7%                   2.3%            1.2%
--------------------------------------------------------------------------------
-------------
Archer Daniels Midland Co.        96,600   1,485,225    105,700   1,625,138  18,000  276,750
Argyll Group PLC (United Kingdom) 58,433     310,307     76,829     407,999  17,023   90,400
Ben & Jerry's Homemade CL A        3,600      67,500      3,300      61,875     600   11,250
Docks de France (France)             900     136,972         --          --      --      --


                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

FOOD AND BEVERAGES (continued)
--------------------------------------------------------------------------------
-------------
Dole Food Co.                     48,300  $1,672,388     52,900  $1,831,663   9,000 $311,625
Grand Union Co.                    4,153      53,989      9,986     129,818   3,270   42,510
Greencore Group PLC (Ireland)     62,000     480,922     81,768     634,258  22,148  171,798
Guinness PLC (United Kingdom)     49,000     401,163     61,000     499,406  12,000   98,244
IBP, Inc.                          7,400     394,975      8,000     427,000   1,400   74,725
Nestle S.A. (Registered)
 (Switzerland)                       400     408,989        600     613,483     120  122,697
PepsiCo, Inc.                     25,800   1,315,800     28,200   1,438,200   4,800  244,800
Pioneer Hi-Bred International, Inc.8,700     400,200      9,500     437,000   1,600   73,600
Sara Lee Corp.                    28,200     838,950     30,900     919,275   5,300  157,675
                                          ----------             ----------        ----------
                                           7,967,380              9,025,115        1,676,074

FOREST PRODUCTS                                 0.2%                   0.2%            0.2%
--------------------------------------------------------------------------------
-------------
Amcor Ltd. (Austria)              18,442     138,306      8,353      62,643   3,526   26,443
Repola (Finland)                  23,150     520,127     31,500     707,733   8,000  179,742
                                          ----------             ----------        ----------
                                             658,433                770,376         206,185
HEALTH CARE                                     5.2%                   3.8%            1.9%
--------------------------------------------------------------------------------
-------------
ABR Information Services, Inc.     1,000      25,250        850      21,463     150    3,788
Access Health, Inc.                3,000      84,750      2,600      73,450     500   14,125
Advantage Health Corp.            13,650     464,100     12,295     418,030   2,095   71,230
American HomePatient, Inc.        10,150     258,825      9,150     233,325   1,525   38,888
Baxter International, Inc.        72,800   2,993,900     79,600   3,273,550  13,600  559,300
Benson Eyecare Corp.              30,325     299,459     27,275     269,341   4,675   46,166
Bristol-Myers Squibb Co.          21,700   1,581,388     23,800   1,734,425   4,000  291,500
Columbia/HCA Healthcare Corp.     14,300     695,338     15,600     758,550   2,700  131,288
Community Health Systems Inc.      9,500     383,563      8,600     347,225   1,500   60,563
Compdent Corp.                    12,550     367,088     11,200     327,600   1,950   57,038
Daig Corp.                         8,200     198,850      7,300     177,025   1,300   31,525
Genesis Health Ventures, Inc.     13,075     467,431     11,750     420,063   2,010   71,858
Guidant Corp.                     14,100     412,425     15,400     450,450   2,700   78,975
Health Management Assoc., Inc.    13,320     427,905     11,952     383,958   2,087   67,045
Healthcare Services Group, Inc.   15,090     162,218     13,575     145,931   2,335   25,101
I-Stat Corp.                      10,800     402,300      9,700     361,325   1,675   62,394
Lincare Holdings, Inc.            10,535     271,276      9,490     244,368   1,625   41,844
Living Centers of America, Inc.   12,300     408,975     11,025     366,581   1,915   63,674
Lunar Corp.                        4,700     156,275      4,100     136,325     700   23,275
Medisense Inc.                     6,450     155,606      5,800     139,925   1,010   24,366
Medtronic, Inc.                   11,300     607,375     12,400     666,500   2,100  112,875
Minntech Corp.                    13,800     227,700     12,400     204,600   2,100   34,650
Owen Healthcare, Inc.             13,700     223,481     12,300     200,644   2,100   34,256
Pediatrix Medical Group, Inc.        800      16,400        700      14,350     100    2,050
Santen Pharmaceutical (Japan)      9,000     224,549         --          --      --       --
Sierra Health Services             7,890     197,250      7,025     175,625   1,250   31,250
Target Therapeutics, Inc.          2,500     175,000      2,200     154,000     400   28,000
United Dental Care, Inc.           5,600     168,000      5,000     150,000     900   27,000
Upjohn Co.                        58,400   2,606,100     63,800   2,847,075  10,900  486,413
Vencor, Inc.                       8,862     283,584      8,012     256,384   1,359   43,488
Wellcare Management Group, Inc.   10,700     248,775      9,550     222,038   1,660   38,595
                                          ----------             ----------        ----------
                                          15,195,136             15,174,126        2,602,520

INSURANCE AND FINANCE                          11.1%                   9.6%            5.5%
--------------------------------------------------------------------------------
-------------
ABN AMRO Holding N.V. (Netherlands) 9,000   $372,398     15,000    $620,664   4,000 $165,510
Aegon N.V. (Netherlands)          12,285     444,591     17,742     642,079   3,600  130,283
Aetna Life & Casualty Co.         24,200   1,775,675     26,400   1,937,100   4,500  330,188
Allied Irish Banks PLC (Ireland)  41,728     207,018    105,095     521,389  23,706  117,608
American General Corp.            21,100     788,613     23,100     863,363   4,000  149,500
American International Group, Inc.10,150     858,500     11,050     939,250   1,950  165,750
Argentaria Corp. (Spain)           7,100     252,976      5,800     206,656   2,000   71,261
Asahi Bank Ltd. (Japan)           31,000     335,471     50,000     541,082   9,000   97,395
Baer Holdings AG (Germany)           205     248,941        280     340,017      80   97,148
Banco Frances del Rio de la Plata
 ADR (Argentina)                     600      12,975         --          --      --       --
Banco Frances del Rio de la Plata
  S.A. (Argentina)                 1,200       8,581      4,100      29,318   1,500   10,726
Banco de Bilbao Vizcaya (Spain)    6,400     196,939      9,200     283,100   2,000   61,543
Bank of Ireland (Ireland)         40,000     250,803     70,000     438,906  22,000  137,942
BankAmerica Corp.                 22,600   1,353,175     24,800   1,484,900   4,200  251,475
Bankers Trust New York Corp.      27,800   1,952,950     30,400   2,135,600   5,200  365,300
Barclays Bank PLC (United Kingdom)33,358     394,890     49,841     590,015  10,571  125,139
Barnett Banks, Inc.               14,000     792,750     15,300     866,363   2,600  147,225
Beneficial Corp.                  33,800   1,766,050     37,000   1,933,250   6,300  329,175
CIGNA Corp.                        8,100     843,413      8,800     916,300   1,500  156,188
CRA Managed Care, Inc.             9,075     196,247      8,100     175,163   1,380   29,843
Cetelem Group (France)             2,400     372,565      3,000     465,706     450   69,856
Citicorp                          21,300   1,506,975     23,300   1,648,475   4,000  283,000
Concord EFS, Inc.                 13,625     415,563     12,182     371,551   2,050   62,525
Credit Locale de France S.A.
 (France)                          3,800     305,434      5,700     458,151   1,200   96,453
Daiwa Securities Co. Ltd. (Japan) 36,000     450,902     50,000     626,253  12,000  150,301
Danieli Savings (Italy)           11,000      33,034     58,000     174,181   6,200   18,619
Development Bank of Singapore Ltd.
 (Registered) (Singapore)         33,000     375,290     47,000     534,503  11,000  125,097
Federal National Mortgage
 Association                       9,800   1,014,300     10,700   1,107,450   1,800  186,300
Fleet Financial Group, Inc.       42,500   1,604,375     46,500   1,755,375   7,900  298,225
Franklin Resources, Inc.           9,700     558,963     10,600     610,825   1,800  103,725
Guoco Group Ltd. (Hong Kong)      24,800     124,144     49,600     248,289  16,400   82,095
HCC Insurance Holdings, Inc.      18,685     618,941     16,785     556,003   2,827   93,644
HSBC Holdings PLC (Hong Kong)     34,000     472,772     48,800     678,567  12,000  166,861
Healthwise of America, Inc.        7,325     205,100      6,650     186,200   1,090   30,520
Jardine Matheson Holdings Ltd.
 (Singapore)                      47,200     318,600     66,200     446,850  14,000   94,500
Keycorp                           23,200     794,600     25,700     880,225   4,400  150,700
Malayan Banking Berhad (Malaysia) 36,000     290,866     42,000     339,343  12,000   96,955
Merrill Lynch & Co., Inc.         10,000     625,000     11,000     687,500   1,900  118,750
Mitsubishi Bank Ltd. (Japan)      16,000     317,435     28,000     555,511   5,000   99,198
NationsBank Corp.                 40,900   2,750,525     44,700   3,006,075   7,600  511,100
Reinsurance Group America, Inc.   11,700     412,425      5,710     201,278   1,080   38,070
Royal Insurance Holdings PLC
  (United Kingdom)                69,447     387,456    107,536     599,962  23,631  131,841
Societe Generale (France)          1,050     107,386      2,000     204,545     715   73,125
Sovac (France)                     3,510     246,156        900      63,117   1,100   77,143
Swiss Reinsurance Co. (Registered)
  (Switzerland)                      300     292,999        460     449,265     105 102,550


                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

INSURANCE AND FINANCE (continued)
--------------------------------------------------------------------------------
-------------
Tokio Marine & Fire Insurance Co.
  Ltd. (The) (Japan)              23,000    $246,593     45,000    $482,465   7,000  $75,050
Travelers Group Inc.              22,800   1,211,250     25,000   1,328,125   4,300  228,438
Trenwick Group Inc.                9,240     489,720      8,220     435,660   1,425   75,525
USF&G Corp.                       96,600   1,871,625    105,700   2,047,938  18,000  348,750
Union Bank of Switzerland (Bearer)
  (Switzerland)                      400     409,334        605     619,118     140  143,267
United Overseas Bank Ltd. (Registered)
  (Singapore)                     44,400     383,377     63,600     549,161  13,200  113,977
Yamaguchi Bank Ltd. (Japan)       19,000     323,647     25,000     425,852   6,000  102,204
                                          ----------             ----------        ----------
                                          32,590,308             38,208,034        7,287,563
MEDICAL SUPPLIES AND DEVICES                    0.6%                   0.4%            0.2%
--------------------------------------------------------------------------------
-------------
AVECOR Cardiovascular, Inc.       18,800     263,200     16,900     236,600   2,850   39,900
Bio-Vascular, Inc.                 5,200      93,600      4,700      84,600     800   14,400
ICU Medical, Inc.                  9,100     122,850      8,100     109,350   1,400   18,900
IDEXX Laboratories, Inc.          13,400     499,150     12,060     449,235   2,100   78,225
Igen, Inc.                        15,400      98,175     13,800      87,975   2,400   15,300
Instent, Inc.                      9,350     151,938      8,350     135,688   1,450   23,563
Research Industries Corp.          6,800     198,050      6,100     177,663   1,000   29,125
Sola International, Inc.          18,325     405,441     16,410     363,071   2,835   62,724
                                          ----------             ----------        ----------
                                           1,832,404              1,644,182         282,137

METALS AND MINING                               1.7%                   1.4%            0.7%
--------------------------------------------------------------------------------
-------------
Alumax, Inc.                      48,300   1,630,125     52,900   1,785,375   9,000  303,750
Freeport-McMoRan Copper & Gold Co.,
  Inc. Class A                    33,000     845,625     36,000     922,500   6,100  156,313
Freeport-McMoRan Copper & Gold Co.,
  Inc. Class B                    54,265   1,390,541     59,329   1,520,306  10,141  259,863
Freeport-McMoRan Inc.             77,300     434,813     84,600     475,875  14,400   81,000
N.V. Bekaert S.A. (Belgium)          364     284,927        515     403,124     107   83,756
Nisshin Steel Co., Ltd. (Japan)   24,000      99,319     34,000     140,701   7,000   28,968
SGL Carbon AG (Germany)            4,000     260,042         --          --      --       --
Ugine S.A. (Bearer) (France)       2,600     167,248      3,820     245,726     790   50,818
                                          ----------             ----------        ----------
                                           5,112,640              5,493,607         964,468

OIL AND GAS                                     3.5%                   2.9%            1.6%
--------------------------------------------------------------------------------
-------------
Anadarko Petroleum Corp.          33,800   1,601,275     37,000   1,752,875   6,300  298,463
British Petroleum PLC ADR
  (United Kingdom)                 9,800     880,775     10,700     961,663   1,800  161,775
Burmah Oil PLC (United Kingdom)   28,198     435,419     42,258     652,526   9,622  148,578
Chesapeake Energy Corp.              512      16,192      1,332      42,125     922   29,158
Columbia Gas System, Inc.         45,900   1,772,888     50,200   1,938,975   8,500  328,313
Enron Corp.                       18,800     629,800     20,600     690,100   3,500  117,250
Mobil Corp.                       11,200   1,115,800     12,300   1,225,388   2,100  209,213
Occidental Petroleum Corp.        67,600   1,487,200     74,000   1,628,000  12,600  277,200
Repsol S.A. (Spain)               13,000     408,980     20,000     629,201   4,350  136,851
Repsol S.A. ADS (Spain)            6,100     193,675      4,200     133,350   2,000   63,500
Schlumberger Ltd.                  8,300     541,575      9,100     593,775   1,600  104,400
Societe Nationale Elf Aquitaine
  (Bearer) (France)                5,762     388,537      8,259     556,913   2,100  141,605
Total Corp. ADR (France)          23,700     713,963     25,900     780,238   4,400  132,550
                                          ----------             ----------        ----------
                                          10,186,079             11,585,129        2,148,856

PHARMACEUTICALS                                 3.2%                   2.6%            1.5%
--------------------------------------------------------------------------------
-------------
Amgen, Inc.                       15,600    $778,050     17,000    $847,875   2,900 $144,638
Astra AB (Sweden)                 18,000     644,348     19,600     701,623   4,100  146,768
Ciba-Geigy AG (Registered)
  (Switzerland)                      630     504,218        900     720,311     220  176,076
Dura Pharmaceuticals, Inc.        24,050     715,488     21,550     641,113   3,650  108,588
Gilead Sciences, Inc.              2,500      55,000      2,200      48,400     400    8,800
Johnson & Johnson                 19,100   1,415,788     20,900   1,549,213   3,600  266,850
Pfizer, Inc.                      19,400   1,035,475     21,200   1,131,550   3,600  192,150
Schering AG (Germany)              2,280     168,168      3,210     236,763     700   51,631
Smithkline Beecham PLC ADR
  (United Kingdom)                23,500   1,189,688     25,600   1,296,000   4,300  217,688
Warner-Lambert Co.                27,200   2,590,800     29,700   2,828,925   5,100  485,775
Yamanouchi Pharmaceutical Co. Ltd.
  (Japan)                         20,000     428,858     26,000     557,515   7,000  150,100
                                          ----------             ----------        ----------
                                           9,525,881             10,559,288        1,949,064
PHOTOGRAPHY                                     0.6%                   0.4%            0.2%
--------------------------------------------------------------------------------
-------------
Polaroid Corp.                    41,100   1,633,725     44,900   1,784,775   7,600 302,100
Publishing                                      0.1%                   0.1%            0.1%

Pearson PLC (United Kingdom)      18,900     175,943     17,000     158,255   6,500   60,509
Singapore Press Holdings (Registered)
   (Singapore)                    14,400     220,372     21,600     330,558   3,400   52,032
                                          ----------             ----------        ----------
                                             396,315                488,813         112,541
REAL ESTATE                                     1.8%                   1.4%            0.8%
--------------------------------------------------------------------------------
-------------
Cheung Kong Holdings Ltd.
  (Hong Kong)                     62,000     337,628     86,000     468,322  20,000  108,912
Debartolo Realty Corp.            96,600   1,352,400    105,700   1,479,800  18,000  252,000
Hong Kong Land Holdings Ltd.
  (Hong Kong)                    130,000     227,500     84,000     147,000  30,000   52,500
Meditrust Corp.                   48,300   1,672,388     52,900   1,831,663   9,000  311,625
Nationwide Health Properties, Inc.38,700   1,586,700     42,300   1,734,300   7,200  295,200
                                          ----------             ----------        ----------
                                           5,176,616              5,661,085        1,020,237

RETAIL                                          4.9%                   3.8%            2.0%
--------------------------------------------------------------------------------
-------------
Circuit City, Stores Inc.         15,800     499,675     17,300     547,113   3,000   94,875
Cycle & Carriage Ltd. (Singapore) 36,000     320,955     31,000     276,378  10,000   89,154
Department 56, Inc.               12,215     571,051     10,980     513,315   1,895   88,591
Eastbay, Inc.                      4,900      85,063      4,200      72,713     800   15,800
Federated Department Stores       30,700     871,113     33,600     953,400   5,800  164,575
Hollywood Entertainment Corp.     26,350     564,878     23,650     506,997   4,050   86,822
Ito-Yokado Co., Ltd. (Japan)      10,000     549,098     11,000     604,008   3,000  164,729
K mart Corp.                     116,000   1,682,000    126,900   1,840,050  21,600  313,200
Kenneth Cole Productions, Inc.
  Class A                         15,725     552,341     14,050     493,506   2,400   84,300
Kroger Co.                        68,400   2,334,150     74,800   2,552,550  12,700  433,388
Nautica Enterprises, Inc.         16,075     550,569     14,363     491,933   2,431   83,262
Office Depot, Inc.                30,250     911,281     32,950     992,619   5,600  168,700
Rexall Sundown, Inc.               9,500     160,313      8,600     145,125   1,500   25,313
Rite Aid Corp.                    19,800     554,400     21,600     604,800   3,700  103,600
Sears PLC (United Kingdom)       227,000     394,651    317,000     551,120  65,500 113,875

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

RETAIL (continued)
--------------------------------------------------------------------------------
-------------
Sears, Roebuck & Co.              27,500  $1,014,063     30,100  $1,109,938   5,200 $191,750
Sundstrand Corp.                   8,500     550,375      9,300     602,175   1,600  103,600
Sunglass Hut International         6,425     321,250      5,825     291,250   1,010   50,500
Tandy Corp.                       12,000     729,000     13,100     795,825   2,300  139,725
Tommy Hilfiger Corp.              17,235     560,138     15,435     501,638   2,645   85,963
West Marine, Inc.                  2,100      67,200      1,700      54,400     400   12,800
Wolverine World Wide, Inc.        24,287     664,857     21,772     596,009   3,712  101,616
                                          ----------             ----------        ----------
                                          14,508,421             15,096,862        2,716,138

TELECOMMUNICATIONS                              1.5%                   1.2%            0.7%
--------------------------------------------------------------------------------
-------------
Cable & Wireless PLC (United Kingdom)  2          13          3          20       1        7
Cai Wireless Systems, Inc.        19,000     199,500     16,900     177,450   2,900   30,450
Centennial Cellular Corp. Class A 13,620     265,590     12,202     237,939   2,079   40,541
Colonial Data Technologies Corp.  12,000     222,000     10,700     197,950   1,825   33,763
Commnet Cellular, Inc.             7,700     223,300      6,850     198,650   1,175   34,075
MCI Communications Corp.          61,600   1,605,450     67,400   1,756,613  11,600  302,325
MIDCOM Communications, Inc.        6,450      98,363      5,875      89,594     950   14,488
P-Com, Inc.                        6,200     277,450      5,500     246,125   1,000   44,750
Royal PTT (United Kingdom)         5,700     201,294     11,200     395,525   2,300   81,224
Tessco Technologies, Inc.         11,300     293,800     10,000     260,000   1,900   49,400
Transaction Network Services Inc. 15,880     426,775     14,275     383,641   2,440   65,575
U.S. Robotics Corp.                4,700     400,675      5,100     434,775     900   76,725
Vodafone Group PLC(United Kingdom)83,334     349,688    119,494     501,424  28,448  119,374
                                          ----------             ----------        ----------
                                           4,563,898              4,879,706         892,697

TRANSPORTATION                                  1.5%                   1.3%            0.7%
--------------------------------------------------------------------------------
-------------
Burlington Northern Santa Fe Corp.12,000     870,000     13,200     957,000   2,300  166,750
Expeditors International of
  Washington, Inc.                15,310     413,370     13,810     372,870   2,320   62,640
Fritz Companies, Inc.              5,975     440,283      5,355     394,597     905   66,687
Jurong Shipyard Ltd. (Singapore)  12,000      85,925     28,000     200,491   5,000   35,802
K.L.M.-Royal Dutch Airlines
  (Netherlands)                   10,000     350,647     15,000     525,970   3,000  105,194
Singapore Airlines Ltd. (Registered)
  (Singapore)                     21,000     194,595     60,000     555,985   9,000   83,398
Swire Pacific Ltd. Class A
 (Hong Kong)                      31,000     245,602     35,800     283,631   9,800   77,642
Union Pacific Corp.               26,600   1,762,250     29,100   1,927,875   4,900  324,625
Yamato Transport Co. Ltd. (Japan) 12,000     134,669     11,000     123,447      --       --
                                          ----------             ----------        ----------
                                           4,497,341              5,341,866         922,738

UTILITIES                                       5.1%                   4.3%            2.5%
--------------------------------------------------------------------------------
-------------
Ameritech Corp. New               15,500     807,938     16,900     880,913   2,900  151,163
Anglian Water PLC (United Kingdom)13,900     125,003     18,300     164,573   2,500   22,483
Bell Atlantic Corp.               18,800   1,153,850     20,500   1,258,188   3,500  214,813
Chubu Electric Power, Inc. (Japan)    40         962         80       1,924      20      481
Cinergy Corp.                     58,000   1,616,750     63,400   1,767,275  10,800 301,050

                                         GROWTH               BALANCED        CONSERVATIVE
COMMON STOCKS*                    SHARES       VALUE     SHARES       VALUE  SHARES    VALUE

UTILITIES (continued)
--------------------------------------------------------------------------------
-------------
Hidrolectrica del Cantabrico,
  S.A. (Spain)                    10,000    $303,668     16,000    $485,869   4,000 $121,467
Hong Kong Electric Holdings Ltd.
  (Hong Kong)                     84,000     280,869     80,000     267,494  20,000   66,874
Iberdrola S.A.(Spain)             52,000     393,295     74,000     559,689  18,000  136,141
Kurita Water Industries Ltd.
  (Japan)                         15,000     405,812     25,000     676,353   7,000  189,379
Long Island Lighting Co.          96,600   1,666,350    105,700   1,823,325  18,000  310,500
NYNEX Corp.                       33,800   1,613,950     37,000   1,766,750   6,300  300,825
Nippon Telegraph and Telephone
  Corp. (Japan)                       34     290,601         47     401,713      10   85,471
North West Water Group PLC
  (United Kingdom)                11,092     103,432      1,767      16,477   8,382   78,162
North West Water PLC Rights
  (United Kingdom)                 6,026       2,752         72          31   2,312      987
Northeast Utilities Co.           70,100   1,708,688     76,700   1,869,563  13,000  316,875
Potomac Electric Power Co.        77,300   1,874,525     84,600   2,051,550  14,400  349,200
SBC Communications, Inc.          28,300   1,556,500     30,900   1,699,500   5,300  291,500
Southern Electric PLC
 (United Kingdom)                 12,200     172,960     20,000     283,542   3,100   43,949
Tele Danmark A/S ADS (Denmark)    16,000     414,000     22,000     569,250   5,000  129,375
Veba (Vereinigte Elektrizitaets
 Bergwerks) AG (Germany)          13,250     525,271     19,000     753,219   5,000  198,216
                                          ----------             ----------        ----------
                                          15,017,176             17,297,198        3,308,911
TOTAL COMMON STOCKS (cost
 $199,203,041, $217,391,133
 and $41,124,071)                       $231,988,347           $256,939,749        $47,209,687
--------------------------------------------------------------------------------
-------------

                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

ADVERTISING                                   0.1%                    --%                 --%
--------------------------------------------------------------------------------
---------------
Outdoor Systems, Inc. sr. notes
10 3/4s, 2003                 $125,000    $120,625        $--         $--       $--       $--

AEROSPACE AND DEFENSE                         0.2%                   0.3%                0.3%
--------------------------------------------------------------------------------
---------------
BE Aerospace sr. notes, 9 3/4s,
  2003                         125,000     125,625         --          --   100,000    100,500
Fairchild Corp. sr. notes
  12 1/4s, 1999                100,000     103,750    200,000     207,500    50,000     51,875
K&F Industries Inc. sub. deb.
  13 3/4s, 2001                125,000     129,688    300,000     311,250   125,000    129,688
Sequa Corp. sr. notes
  9 5/8s, 1999                 100,000      98,250    300,000     294,750   100,000     98,250
Sequa Corp. bonds 8 3/4s, 2001  30,000      27,825         --          --        --         --
UNC, Inc. sr. notes 9 1/8s,
  2003                         100,000      98,500    305,000     300,425   100,000     98,500
                                      ------------           ------------          ------------
                                           583,638              1,113,925             478,813

AGRICULTURE                                   0.1%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
PSF Finance (L.P.) sr. exch.
  notes 12 1/4s, 2004          150,000     154,763    585,000     603,574   190,000   196,033

                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

AUTOMOTIVE                                    0.1%                   0.2%                0.1%
--------------------------------------------------------------------------------
---------------
Aftermarket Technology Corp.
  sr. sub. notes 12s, 2004    $235,000    $247,338   $250,000    $263,125  $110,000   $115,775
Key Plastics Corp. sr.
  notes 14s, 1999               25,000      26,250     65,000      68,250    45,000     47,250
P. T. Astra International
  Bonds 9 3/4s, 2001 (Indonesia)    --          --    300,000     306,750        --         --
                                      ------------           ------------          ------------
                                           273,588                638,125             163,025

BASIC INDUSTRIAL PRODUCTS                     0.2%                   0.3%                0.3%
--------------------------------------------------------------------------------
---------------
Eletson Holdings, Inc.
  1st. pfd. mtge. notes 9 1/4s,
  2003 (Greece)                 75,000      73,125     65,000      63,375    45,000     43,875
Inter-City Products sr.
  notes 9 3/4s, 2000           250,000     213,750    600,000     513,000   200,000    171,000
Ivex Packaging Corp. sr.
  sub. notes 12 1/2s, 2002      70,000      75,950    245,000     265,825    85,000     92,225
Owens Illinois, Inc. sr.
  sub. notes 9 3/4s, 2004      100,000     102,500    300,000     307,500   100,000    102,500
Sifto Canada, Inc. sr. notes
  8 1/2s, 2000 (Canada)        125,000     117,500         --          --    25,000     23,500
                                      ------------           ------------          ------------
                                           582,825              1,149,700             433,100

BROADCASTING                                  0.2%                   0.2%                0.7%
--------------------------------------------------------------------------------
---------------
Comcast Corp. sr. sub.
  notes 9 3/8s, 2005           100,000     101,500         --          --        --         --
Commodore Media, Inc. sr.
  sub. notes stepped-coupon 7 1/2s
 (13 1/4s, 5/1/98), 2003        60,000      53,700         --          --        --         --
Petracom Hldgs. notes
  stepped- coupon zero %
  (17 1/2s, 8/1/98), 2003           --          --    414,000     263,408   165,000    104,981
TCI Communications, Inc. sr.
  notes 8.65s, 2004            225,000     240,419    600,000     641,118   700,000    747,971
Tele-Communications, Inc.
  deb. 9 1/4s, 2023            100,000     105,011         --          --        --         --
Viacom International, Inc.
  sub. deb. 8s, 2006           115,000     112,700         --          --   100,000     98,000
                                      ------------           ------------          ------------
                                           613,330                904,526             950,952

BUILDING AND CONSTRUCTION                     0.2%                   0.3%                0.3%
--------------------------------------------------------------------------------
---------------
American Standard, Inc. deb.
  9 1/4s, 2016                 125,000     128,750         --          --   100,000    103,000
Presley Co. sr. notes
  12 1/2s, 2001                     --          --    500,000     417,500        --         --
Schuller International Corp.
  sr. notes 10 7/8s, 2004       80,000      88,000    315,000     346,500   105,000    115,500
Scotsman Group, Inc. sr.
  secd. notes 9 1/2s, 2000     150,000     149,625    245,000     244,388    75,000     74,813
Walter Industries Inc. sr.
  notes Ser. B, 12.19s, 2000    75,000      76,125         --          --   100,000    101,500
                                      ------------           ------------          ------------
                                           442,500              1,008,388             394,813

BUSINESS SERVICES                              --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Corporate Express, Inc.
  Ser. B, sr. sub. notes
  9 1/8s, 2004                $125,000    $123,750   $300,000    $297,000  $105,000  $103,950

CHEMICALS                                     0.2%                   0.4%                0.4%
--------------------------------------------------------------------------------
---------------
Acetex Corp. 144A sr. notes
  9 3/4s, 2003                 135,000     136,688    250,000     252,188   115,000    116,006
Carlisle Plastic sr. notes
  10 1/4s, 1997                 75,000      75,000    325,000     325,000   100,000    100,000
G-I Holdings, Inc. sr. disc.
  notes Ser. B, zero %, 1998   100,000      72,500    450,000     326,250   125,000     90,625
Harris Chemical Corp. sr. secd.
  disc. notes stepped-coupon
  zero % (10 1/4s, 1/15/96),
  2001                          80,000      70,800    300,000     265,500   100,000     88,500
Harris Chemical Corp. sr.
  sub. notes 10 3/4s, 2003      10,000       8,425         --          --    15,000     12,638
OSI Specialties Inc. sr. secd.
  disc. deb. Ser. B, stepped-
  coupon zero % (11 1/2s,
  4/15/99), 2004                50,000      41,000    150,000     123,000   100,000     82,000
OSI Specialties Inc. sr. sub.
  notes 9 1/4s, 2003            85,000      92,650    375,000     408,750    15,000     16,350
                                      ------------           ------------          ------------
                                           497,063              1,700,688             506,119

COMPUTER EQUIPMENT                             --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Computervision Corp. sr. notes
  10 7/8s, 1997                     --          --    300,000     312,750   100,000    104,250
Unisys Corp. deb. 13 1/2s,
  1997                         100,000     108,250         --          --                   --
                                      ------------           ------------          ------------
                                           108,250                312,750             104,250
CONGLOMERATES                                 0.1%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Axia, Inc. sr. sub. notes
  Ser. B, 11s, 2001             75,000      73,500         --          --        --         --
Haynes International, Inc.
  sr. sub. notes 13 1/2s, 1999  25,000      16,750    200,000     134,000    25,000     16,750
MacAndrews & Forbes Group, Inc.
  deb. 12 1/4s, 1996             5,000       5,025     15,000      15,075    10,000     10,050
MacAndrews & Forbes Holdings, Inc.
  sub. deb. notes 13s, 1999    130,000     130,000    215,000     215,000     5,000      5,000
Valcor, Inc. sr. notes
  9 5/8s, 2003                  75,000      69,750    250,000     232,500    75,000     69,750
                                      ------------           ------------          ------------
                                           295,025                596,575             101,550

CONSUMER DURABLE GOODS                        0.1%                    --%                 --%
--------------------------------------------------------------------------------
---------------
Day International Group 144A
  sr. sub. notes 11 1/8s, 2005 125,000     126,875         --          --        --         --
Simmons Mattress Corp. 144A
  deb. 8s, 2003                 79,604      79,604         --          --        --         --
                                      ------------           ------------          ------------
                                           206,479                     --                  --

CONSUMER NON DURABLES                          --%                   0.1%                 --%
--------------------------------------------------------------------------------
---------------
Foamex (L.P.) Capital Corp. sr.
  notes 11 1/4s, 2002          $10,000     $10,250        $--         $--   $15,000    $15,375
Playtex Family Products Corp.
  sr. sub. notes 9s, 2003       10,000       9,400    275,000     258,500    15,000     14,100
Selmer Co., Inc. sr. sub.
  notes 11s, 2005              100,000      97,000         --          --        --         --
                                      ------------           ------------          ------------
                                           116,650                258,500              29,475
CONSUMER SERVICES                             0.9%                   1.4%                1.8%
--------------------------------------------------------------------------------
---------------
AMC Entertainment, Inc. sr.
  sub. deb. 11 7/8s, 2000      110,000     119,900    125,000     136,250    75,000     81,750
AMC Entertainment, Inc.
  sr. sub. deb. 12 5/8s, 2002   40,000      44,200    370,000     408,850    66,000     72,930
Act III Broadcasting, Inc.
  sr. sub. notes 9 5/8s, 2003  125,000     126,875         --          --   130,000    131,950
Adelphia Communications Corp.
  sr. notes 12 1/2s, 2002       75,000      75,188    250,000     250,625   100,000    100,250
CF Cable TV, Inc. sr. notes
  11 5/8s, 2005 (Canada)        75,000      81,000    225,000     243,000    75,000     81,000
Cablevision Systems Corp. sr.
  sub. reset deb. 10 3/4s,
  2004                         100,000     105,250    300,000     315,750   100,000    105,250
Cablevision Systems Corp.
  sr. sub. notes 9 7/8s, 2013       --          --    100,000     104,500        --         --
Caesars World sr. sub. notes
  8 7/8s, 2002                  45,000      46,913         --          --    70,000     72,975
Cellular, Inc. sr. sub. disc.
  notes stepped-coupon zero %
  (11 3/4s, 9/1/98), 2003      100,000      77,000    350,000     269,500   100,000     77,000
Century Communications Corp.
  sr. notes 9 1/2s, 2005            --          --    250,000     250,000        --         --
Century Communications Corp.
  sr. notes 9 3/4s, 2002        90,000      91,350     10,000      10,150   150,000    152,250
Century Communications Corp.
  sr. sub. deb. 11 7/8s, 2003   10,000      10,625     25,000      26,563    15,000     15,938
Continental Cablevision, Inc.
  sr. deb. 9s, 2008             20,000      20,450    110,000     112,475    45,000     46,013
Continental Cablevision, Inc.
  sr. notes 8 1/2s, 2001        45,000      45,338    135,000     136,013    70,000     70,525
Falcon Holdings Group, Inc.
  sr. sub. notes 11s, 2003     127,760     120,094    287,187     269,956   152,400    143,256
Horizon Cellular Telephone Co.
  sr. sub. disc. notes Ser. B,
  stepped-coupon zero % (11 3/8s,
   10/1/97), 2000              125,000     105,000    400,000     336,000   150,000    126,000
Insight Communications Co. sr.
  sub. notes stepped-coupon
  8 1/4s (11 1/4s, 2/29/96),
  2000                          60,000      60,600    175,000     176,750    40,000     40,400
Jones Intercable Inc. sr. notes
  9 5/8s, 2002                 125,000     130,000         --          --        --         --
K-III Communications Corp. sr.
  notes 10 1/4s, 2004           40,000      42,400    135,000     143,100    75,000    79,500

                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

CONSUMER SERVICES (continued)
--------------------------------------------------------------------------------
---------------
Lady Luck Gaming Corp. 1st mtge.
  Ser. B, 10 1/2s, 2001       $150,000    $115,500   $400,000    $308,000  $100,000    $77,000
MGM Grand Hotels Finance
  Corp., Inc. 1st mtge. 12s,
  2002                          50,000      55,000     30,000      33,000        --         --
Marcus Cable Co. (L.P.) sr.
  sub. disc. notes stepped-coupon
  zero % (13 1/2s, 8/1/99),
  2004                         200,000     136,000    500,000     340,000   100,000     68,000
Marvel Parent Holdings, Inc.
  sr. secd. disc. notes zero %,
  1998                              --          --     80,000      56,800    45,000     31,950
Mohegan Tribal Gaming 144A
  sr. notes 13 1/2s, 2002      100,000     103,750         --          --        --         --
Outlet Broadcasting, Inc.
  sr. sub. notes 10 7/8s, 2003 125,000     136,250     50,000      54,500    75,000     81,750
Paxson Communications Corp.
  144A sr. sub. notes 11 5/8s,
  2002                         125,000     122,500    300,000     294,000   125,000    122,500
SFX Broadcasting, Inc. sr.
  sub. notes 11 3/8s, 2000     100,000     104,250    115,000     119,888    75,000     78,188
Solon Automated Services, Inc.
  notes 12 3/4s, 2001          100,000     100,000         --          --    75,000     75,000
Summit Communications Group, Inc.
  sr. sub. deb. 10 1/2s, 2005   75,000      82,500    300,000     330,000    75,000     82,500
Trump Plaza Funding, Inc. 1st
  mtge. notes 10 7/8s, 2001    125,000     114,531    250,000     229,063        --         --
U.S. Banknote Corp. sr. notes
  10 3/8s, 2002                 75,000      59,250    275,000     217,250   100,000     79,000
Universal Outdoor, Inc. sub.
  deb. 11s, 2003               125,000     122,500    275,000     269,500   275,000    269,500
                                      ------------           ------------          ------------
                                         2,554,214              5,441,483           2,362,375

ELECTRONICS AND ELECTRICAL EQUIPMENT           --%                   0.2%                0.2%
--------------------------------------------------------------------------------
---------------
Amphenol Corp. sr. sub. notes
  12 3/4s, 2002                 25,000      28,375         --          --   120,000    136,200
Amphenol Corp. sr. notes
  10.45s, 2001                      --          --    500,000     545,000        --         --
International Semi-Tech.
  Corp. sr. secd. disc. notes stepped-
  coupon zero % 11 1/2s,
  8/15/00), 2003               200,000     104,000    588,000     305,760   185,000     96,200
                                      ------------           ------------          ------------
                                           132,375                850,760             232,400
ENTERTAINMENT                                 0.2%                   0.3%                0.5%
--------------------------------------------------------------------------------
---------------
Cinemark USA sr. notes
  12s, 2002                    100,000     109,000    250,000     272,500   100,000    109,000
Premier Parks, Inc. 144A
  sr. notes 12s, 2003          125,000     127,500    300,000     306,000   125,000    127,500
Time Warner, Inc. notes
  7 3/4s, 2005                 125,000     125,693    320,000     321,773   400,000   402,216


                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

ENTERTAINMENT (continued)
--------------------------------------------------------------------------------
---------------
Time Warner, Inc. notes
  7.975s, 2004                 $15,000     $15,343    $45,000     $46,029   $11,000    $11,252
Time Warner, Inc. notes
  8.11s, 2006                   30,000      30,735     90,000      92,205    22,000     22,539
Time Warner, Inc. notes
  8.18s, 2007                   30,000      30,720     90,000      92,159    22,000     22,528
                                      ------------           ------------          ------------
                                           438,991              1,130,666             695,035

ENVIRONMENTAL CONTROL                          --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Ametek, Inc. sr. notes
  9 3/4s, 2004                  75,000      80,250    325,000     347,750    75,000    80,250

FOOD AND BEVERAGES                            0.1%                   0.2%                0.1%
--------------------------------------------------------------------------------
---------------
Canandaigua Wine sr. sub.
  notes 8 3/4s, 2003           125,000     123,750    300,000     297,000        --         --
Fresh Del Monte Produce
  Corp. NV 144A sr. notes,
  Ser. B, 10s, 2003
  (Netherlands)                100,000      85,000    305,000     259,250   100,000     85,000
Stater Brothers sr. notes
  11s, 2001                     20,000      20,150    125,000     125,938    40,000     40,300
                                      ------------           ------------          ------------
                                           228,900                682,188             125,300
FOREST PRODUCTS                               0.1%                   0.2%                0.2%
--------------------------------------------------------------------------------
---------------
Gaylord Container Corp.
  sr. notes 11 1/2s, 2001      160,000     166,400    300,000     312,000   140,000    145,600
Riverwood International Corp.
  sr. notes 10 3/4s, 2000           --          --         --          --    50,000     53,250
Riverwood International Corp.
  sr. sub. notes 10 3/8s, 2004      --          --    250,000     275,000        --         --
Riverwood International Corp.
  sr. sub. notes 11 1/4s, 2002  50,000      53,625         --          --        --         --
Stone Container Corp. sr.
  notes 11 1/2s, 2004           50,000      52,500    250,000     262,500    75,000     78,750
Stone Container Corp. sr.
  sub. deb. notes 11 1/2s, 1999 40,000      41,100         --          --    15,000     15,413
Stone Container Corp. sr.
  sub. notes 10 3/4s, 1997      10,000      10,375     30,000      31,125    15,000     15,563
                                      ------------           ------------          ------------
                                           324,000                880,625             308,576
HEALTH CARE                                   0.3%                   0.6%                0.8%
--------------------------------------------------------------------------------
---------------
American Medical International
  sr. sub. notes 13 1/2s, 2001      --          --         --          --    30,000     32,625
Columbia/HCA Healthcare Corp.
  notes 6.41s, 2000            150,000     149,147    400,000     397,724   450,000    447,440
Community Health Systems sr.
  sub. deb. 10 1/4s, 2003       75,000      80,250    300,000     321,000   100,000    107,000
Genesis Health Ventures Inc.
  sr. sub. notes 9 3/4s, 2005  125,000     130,313         --          --        --         --
Graphic Controls Corp. 144A sr.
  sub. notes 12s, 2005         100,000     100,750    200,000     201,500   100,000   100,750



                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

HEALTH CARE (continued)
--------------------------------------------------------------------------------
---------------
Healthsouth Rehablitaton sr.
  sub. notes 9 1/2s, 2001      $10,000     $10,425    $15,000     $15,638   $25,000    $26,063
Integrated Health Services
  144A sr. sub. notes
  9 5/8s, 2002                 125,000     129,063    300,000     309,750    75,000     77,438
McGaw, Inc. sr. notes
  10 3/8s, 1999                100,000     103,500    500,000     517,500   100,000    103,500
Paracelsus Healthcare Corp.
  sr. sub. notes 9 7/8s, 2003  100,000     101,750    310,000     315,425   125,000    127,188
Tenet Healthcare Corp. sr.
  sub. notes 10 1/8s, 2005      95,000     100,463    200,000     211,500    80,000     84,600
                                      ------------           ------------          ------------
                                           905,661              2,290,037           1,106,604
INSURANCE AND FINANCE                         0.7%                   1.4%                3.8%
--------------------------------------------------------------------------------
---------------
AIM Management Group sr. secd.
  notes 9s, 2003                50,000      50,250    200,000     201,000        --         --
APP International Finance Co.
  company guaranty 11 3/4s,
  2005 (Singapore)             125,000     126,875    300,000     304,500   125,000    126,875
American Annuity Group,
  Inc. sr. sub. notes 11 1/8s, 200380,000   84,200    330,000     347,325   100,000    105,250
Associates Corp. NA notes
  6 3/8s, 2002                 125,000     123,446    325,000     320,960   400,000    395,028
Banponce Corp. med. term
  notes 5.48s, 1998             25,000      24,170     80,000      77,344   150,000    145,020
Capital One Bank notes
  8 1/8s, 2000                 200,000     210,068    600,000     630,204   750,000    787,755
Citicorp sub. notes 7 5/8s,
  2005                         150,000     157,589    600,000     630,354   650,000    682,884
Comdata Network, Inc.
  sr. notes 12 1/2s, 1999      110,000     123,475    285,000     319,913    60,000     67,350
Comdata Network, Inc.
  sr. sub. deb. 13 1/4s, 2002   10,000      11,800     25,000      29,500    15,000     17,700
Commercial Credit Co.
  notes 6 5/8s, 2015           125,000     124,739    330,000     329,310   400,000    399,164
General Motors Acceptance
  Corp. med. term notes
  6 3/4s, 2002                 250,000     249,828    600,000     599,586   800,000    799,448
Keystone Group, Inc. sr.
  secd. notes 9 3/4s, 2003      75,000      73,500    290,000     284,200   100,000     98,000
McDonnell Douglas Finance Corp.
 med. term notes 8.15s, 1996   100,000     101,804    325,000     330,863   350,000    356,314
Pioneer Finance Corp.
  1st. mtge. 13 1/2s, 1998          --          --     25,000      21,125        --         --
RHG Finance Corp.
  company guaranty 8 7/8s, 2005120,000     119,881    320,000     319,683   400,000    399,604
Reliance Group Holdings,
  Inc. sr. sub. deb.
  9 3/4s, 2003                  85,000      84,363     25,000      24,813    80,000     79,400
Reliance Group Holdings, Inc.
  sr. notes 9s, 2000            50,000      49,750         --          --        --         --
Royal Bank of Scotland
  Capital Corp. deb.
  10 1/8s, 2004                 20,000      24,053     50,000      60,134    75,000     90,200
Smith Barney Hldgs notes
  7s, 2000                     130,000     131,327    355,000     358,625   435,000    439,441
Terra Nova Insurance Hldgs
  sr. notes 10 3/4s, 2005
  (United Kingdom)             125,000     133,125    300,000     319,500   100,000    106,500
                                      ------------           ------------          ------------
                                         2,004,243              5,508,939           5,095,933

LODGING                                       0.1%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
HMH Properties Inc. 144A sr.
  notes 9 1/2s, 2005          $100,000     $98,500        $--         $--       $--        $--
John Q. Hammons Hotels
  1st. mtge. notes
  8 7/8s, 2004                  20,000      18,900         --          --    40,000     37,800
La Quinta Motor Inns,
  Inc. deb. 9 1/4s, 2003        55,000      57,613    300,000     314,250    75,000     78,563
Red Roof Inns sr.
  notes 9 5/8s, 2003            50,000      48,625         --          --        --         --
                                      ------------           ------------          ------------
                                           223,638                314,250             116,363
METALS AND MINING                             0.1%                   0.2%                0.3%
--------------------------------------------------------------------------------
---------------
Essar Gujarat Ltd. 144A deb.
  FRN 8.025s, 1999 (India)          --          --    390,000     387,075        --         --
Noranda Inc. notes 7s,
  2005 (Canada)                160,000     159,024    400,000     397,560   460,000    457,194
                                      ------------           ------------          ------------
                                           159,024                784,635             457,194
MOTION PICTURE DISTRIBUTION                    --%                    --%                0.1%
--------------------------------------------------------------------------------
---------------
United Artists notes 11 1/2s,
  2002                          50,000      53,500         --          --    75,000    80,250

OIL AND GAS                                   0.4%                   0.6%                1.3%
--------------------------------------------------------------------------------
---------------
Arkla, Inc. deb. 8.9s,
  2006                          75,000      80,427    300,000     321,708   100,000    107,236
Chesapeake Energy Corp.
  sr. exch. notes 12s, 2001     25,000      26,125    140,000     146,300    45,000     47,025
Chesapeake Energy Corp.
  sr. notes 10 1/2s, 2002      100,000     100,000         --          --        --         --
Gulf Canada Resources Ltd.
  sr. sub. notes 9 5/8s, 2005  125,000     126,875    250,000     253,750   100,000    101,500
Maxus Energy Corp. global
  notes 9 7/8s, 2002            50,000      49,750    175,000     174,125   100,000     99,500
Occidental Petroleum Corp.
  Bonds 9 1/4s, 2019           175,000     211,839    600,000     726,306   650,000    786,832
Petroliam Nasional Berhad
  144A notes 6 7/8s, 2003
  (Malaysia)                   130,000     130,270    350,000     350,728   400,000    400,832
Trans Texas Gas Corp. sr.
  secd. notes 11 1/2s, 2002    125,000     130,938    275,000     288,063   100,000    104,750
Transcontinental Gas
  Pipeline deb. 9 1/8s, 2017   100,000     105,144         --          --        --         --
Triton Energy sr. sub. disc.
  notes stepped-coupon zero %
  (9 3/4s, 12/15/96), 2000     150,000     137,250    275,000     251,625   125,000    114,375
                                      ------------           ------------          ------------
                                         1,098,618              2,512,605           1,762,050
PUBLISHING                                     --%                    --%                0.1%
--------------------------------------------------------------------------------
---------------
General Media Corp. sr. secd.
  notes 10 5/8s, 2000           60,000      47,400    225,000     177,750   100,000    79,000

RAILROAD SUPPLIES                              --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Westinghouse Air Brake
  sr. notes 9 3/8s, 2005       125,000     130,625    250,000     261,250    75,000    78,375

REAL ESTATE                                    --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Chelsea Piers 144A Ser. B,
  stepped-coupon zero %
 (11s, 6/15/99), 2009           $5,000      $4,706    $20,000     $18,825   $10,000     $9,413
Chelsea Piers Ser. B,
  1st mtge. disc. notes
  stepped-coupon zero %
  (12 1/2s, 6/15/96), 2004     110,000     102,713    325,000     303,469   175,000    163,406
                                      ------------           ------------          ------------
                                           107,419                322,294             172,819

RETAIL                                        0.2%                   0.3%                0.7%
--------------------------------------------------------------------------------
---------------
County Seat Stores Inc. sr.
  sub. notes 12s, 2002          65,000      61,425    200,000     189,000   110,000    103,950
Finlay Enterprises, Inc. sr.
  notes 10 5/8s, 2003           10,000       9,900     25,000      24,750    15,000     14,850
Loehmanns' Holdings, Inc. sr.
  sub. notes 13 3/4s, 1999      40,000      39,600    375,000     371,250    75,000     74,250
Loehmanns' Holdings, Inc. sr.
  notes 10 1/2s, 1997           50,000      50,000         --          --        --         --
Revco D.S., Inc. sr. notes
  9 1/8s, 2000                  50,000      52,250    100,000     104,500    75,000     78,375
Safeway Inc. sr. notes
  10s, 2002                         --          --    200,000     229,000    50,000     57,250
Safeway, Inc. sr. sub.
  notes 9.35s, 1999             30,000      31,875         --          --        --         --
Sears Roebuck Co. med.
  term notes 5.54s, 1999        50,000      48,350    160,000     154,718   300,000    290,097
Southland Corp. 1st priority
  sr. sub. deb. 5s, 2003       125,000      95,625    175,000     133,875   100,000     76,500
Waban, Inc. sr. sub. notes
  11s, 2004                    100,000     103,000         --          --        --         --
Wal-Mart Stores, Inc. notes
  8s, 2006                      40,000      43,791    150,000     164,216   200,000    218,954
                                      ------------           ------------          ------------
                                           535,816              1,371,309             914,226
SPECIALTY CONSUMER PRODUCTS                    --%                    --%                 --%
--------------------------------------------------------------------------------
---------------
Herff Jones, Inc. 144A sr. sub. notes
  11s, 2005                    115,000     118,450         --          --        --        --

TELECOMMUNICATIONS                            0.2%                   0.4%                0.5%
--------------------------------------------------------------------------------
---------------
Call-Net Enterprises sr. disc.
  notes stepped-coupon zero %
  (13 1/4s, 12/1/99), 2004     160,000     103,200    585,000     377,325   190,000    122,550
Centennial Cellular Corp.
  sr. notes 8 7/8s, 2001       100,000      95,500    250,000     238,750   125,000    119,375
Comcast Cellular Corp. sr.
  participating notes Ser. A,
  zero %, 2000                 100,000      76,500         --          --        --         --
Dial Call Communication sr.
  disc. notes Ser. B, stepped-
  coupon zero % (10 1/4s,
  12/15/98), 2005               40,000      19,200    135,000      64,800    75,000     36,000
MFS Communications sr. disc.
  notes stepped-coupon zero %
  (9 3/8s, 1/15/99), 2004       15,000      11,363     35,000      26,513    20,000    15,150


                                      GROWTH                BALANCED           CONSERVATIVE
CORPORATE BONDS              PRINCIPAL              PRINCIPAL             PRINCIPAL
AND NOTES                       AMOUNT       VALUE     AMOUNT       VALUE    AMOUNT      VALUE

TELECOMMUNICATIONS (continued)
--------------------------------------------------------------------------------
---------------
Mobile Telecommunications Tech.
  sr. notes 13 1/2s, 2002      $75,000     $84,000   $275,000    $308,000  $100,000   $112,000
NEXTEL Communications, Inc.
  sr. disc. notes stepped-
  coupon zero %
  (11 1/2s, 9/1/98), 2003      200,000     113,000    750,000     423,750   175,000     98,875
Pricellular Wireless sr.
  disc. notes Ser. B, stepped-
  coupon zero % (14s, 11/15/97),
  2001                         150,000     124,875    350,000     291,375   225,000    187,313
                                      ------------           ------------          ------------
                                           627,638              1,730,513             691,263
TEXTILES                                       --%                    --%                 --%
--------------------------------------------------------------------------------
---------------
Reeves Industries Inc. bonds 11s,
  2002                         100,000     105,000    150,000     157,500    50,000    52,500

TRANSPORTATION                                 --%                   0.1%                0.1%
--------------------------------------------------------------------------------
---------------
Blue Bird Body Co. sub. deb.
  Ser. B, 11 3/4s, 2002         85,000      87,338    450,000     462,375    85,000    87,338
UTILITIES                                     0.3%                   0.7%                1.2%
--------------------------------------------------------------------------------
---------------
Cleveland Electric Illuminating Co.
  1st mtge. Ser. B,
  9 1/2s, 2005                 100,000     100,140         --          --        --         --
Cleveland Electric
  Illuminating Co. Ser. E,
  1st mtge. 9s, 2023            75,000      68,316    250,000     227,720   100,000     91,088
Commonwealth Edison Co.
  1st mtge. 6s, 1998           100,000      98,889    400,000     395,556   450,000    445,001
First PV Funding deb.
  10.15s, 2016                  75,000      75,000    250,000     250,000    90,000     90,000
Iberdrola S.A. notes
  7 1/2s, 2002 (Spain)          75,000      77,813    325,000     337,188   375,000    389,063
Midland Cogeneration Ventures
  deb. 10.33s, 2002                 --          --    216,458     225,657        --         --
Midland Funding Corp. II deb.
  Ser. B, 13 1/4s, 2006         53,000      57,770    400,000     436,000   175,000    190,750
Midland Funding Corp. II deb.
  Ser. A 11 3/4s, 2005         150,000     157,125         --          --    25,000     26,188
Public Service Co. of
  New Hampshire deb. 15.23s,
  2000                         100,000     115,625    250,000     289,063    50,000     57,813
Puget Sound Power & Light Co.
  med. term notes 7 7/8s, 1997  10,000      10,274     25,000      25,685    60,000     61,643
Telewest Communications PLC deb.
  stepped-coupon zero %,
  (11s, 10/1/00), 2007
  (United Kingdom)             170,000     100,513    430,000     254,238   170,000    100,513
Texas New Mexico Pwr. deb.
  12 1/2s, 1999                     --          --    250,000     281,250   125,000    140,625

                                           861,465              2,722,357            1,592,684
                                      ------------           ------------          ------------
TOTAL CORPORATE BONDS AND
 NOTES (cost $14,161,600,
 $35,991,070 and $19,072,991)          $14,943,051            $36,533,037          $19,552,615
--------------------------------------------------------------------------------
---------------


                                      GROWTH               BALANCED           CONSERVATIVE
                                          4.4%                    8.8%                  13.6%
FOREIGN BONDS              PRINCIPAL               PRINCIPAL              PRINCIPAL
AND NOTES                     AMOUNT     VALUE        AMOUNT     VALUE       AMOUNT     VALUE
AUD  Australia (Government of)
     notes 8 3/4s, 2001      325,000  $251,474       905,000  $700,258      465,000  $359,801
CAD  Canada (Government of)
     bonds, 6 1/2, 2004      570,000   392,122     1,560,000 1,073,176      790,000   543,467
CAD  Canada (Government of)
     deb. 8 3/4s, 2005       990,000   788,783     2,740,000 2,183,096    1,440,000 1,147,321
CAD  Canada (Government of)
     deb. 9s, 2004           320,000   257,822       925,000   745,267      435,000   350,477
FRF  France (Government of)
     OAT deb. 8 1/2s, 2002 5,400,000 1,171,388    15,600,000 3,384,010    7,360,000 1,596,558
FRF  France (Government of)
     deb. 7s, 1999         1,470,000   300,980     1,350,000   276,410    3,050,000   624,483
FRF  France Treasury
     bill 7 3/4s, 2000     6,080,000 1,276,331    16,950,000 3,558,193    8,100,000 1,700,375
DEM  Germany (Republic of)
     bonds 6 1/4s, 2024    1,510,000   913,502     4,305,000 2,604,389    2,020,000 1,222,036
DEM  Germany (Republic of)
     bonds 6 7/8s, 2005      720,000   512,918     1,780,000 1,268,048    1,030,000   733,758
DEM  Germany (Republic of)
     bonds 7 3/8s, 2005    1,590,000 1,166,074     4,520,000 3,314,878    2,135,000 1,565,766
DEM  Germany (Republic of)
     bonds 8 1/4s, 2001      620,000   478,341     2,190,000 1,689,626    1,120,000   864,101
ITL  Italy (Government of)
     bonds 10 1/2s, 2005 755,000,000   439,072 3,205,000,000 1,863,8761,780,000,000 1,035,164
ITL  Italy (Government of)
     bonds 12s, 2003     665,000,000   419,180 2,650,000,000 1,670,4161,255,000,000   791,084
ITL  Italy (Government of)
     notes 8 1/2s, 19992,030,000,000 1,162,200 1,550,000,000   887,394  730,000,000   417,934
NLG  Netherlands
     (Government of)
     bonds 9s, 2000        1,780,000 1,258,316     5,050,000 3,569,942    2,470,000 1,746,090
USD  Panama (Republic of)
     FRN 7 1/4s, 2002        150,000   118,125       430,000   338,625      110,000    86,625
CAD  Quebec Province deb.
     Ser. NN, 7 1/8s, 2024    90,000    84,169       345,000   322,647      375,000   350,704
ESP  Spain (Government of)
     bonds 10.833s, 2000  87,200,000   744,261   242,200,000 2,067,201  142,200,000 1,213,691
GBP  United Kingdom
     Treasury notes 7 3/4s,
     2006                    350,000   535,717     1,000,000 1,530,619      450,000   688,779
GBP  United Kingdom
     Treasury notes 7s, 2001 495,000   749,833     1,390,000 2,105,592      770,000 1,166,407
                                    ----------              ----------             ----------
     TOTAL FOREIGN GOVERNMENT
     BONDS AND NOTES
     (cost $12,817,200,
     $34,653,518 and
     $17,561,732)                   $13,020,608             $35,153,663            $18,204,621
--------------------------------------------------------------------------------
--------------

                                      GROWTH               BALANCED           CONSERVATIVE
                                          3.4%                    6.1%                  23.7%
U.S. GOVERNMENT AND        PRINCIPAL               PRINCIPAL              PRINCIPAL
AGENCY OBLIGATIONS*           AMOUNT     VALUE        AMOUNT     VALUE       AMOUNT     VALUE
Federal National Mortgage
 Association Pass-Throughs
 7 1/2s, with various
due dates to
June 1, 2025              $1,020,222$1,026,598    $1,842,207$1,853,721   $2,741,716$2,758,852
7s, with various due
dates  to August 15, 2025         --        --            --        --    1,712,556 1,689,009
7s, August 1, 2025           569,972   562,135            --        --           --        --
7s, July 1, 2025                  --        --     1,493,639 1,473,101           --        --
9 1/2s, Dwarf, May 1, 2007   232,210   242,986       872,493   916,929    1,046,992 1,100,316
Government National Mortgage
 Association Pass-Throughs
7 1/2s, with various due
 dates to June 15, 2024      677,999   684,778     2,194,459 2,220,083    2,851,848 2,880,368
7s, with various due dates
 to September 15, 2025       618,750   611,790            --        --    1,888,270 1,867,027
7s, with various due dates
 to March 15, 2024                --        --     2,345,989 2,332,727           --        --
Midget 7s, with various due
 dates to June 15, 2009      133,403   134,404            --        --      711,892   717,231
TBA 7s, October 14, 2025     655,000   647,631     1,675,000 1,656,156    2,075,000 2,051,656
TBA 6 1/2s,
October 14, 2025             420,000   405,300     1,095,000 1,056,675    1,375,000 1,326,875
U.S. Treasury P.O.
Strips zero %,
August 15, 2000              130,000    97,274       315,000   235,702      140,000   104,756
U.S. Treasury P.O.
Strips zero %,
November 15, 1999            190,000   148,753       490,000   383,626      560,000   438,430
U.S. Treasury I. O.
Strips zero %,
August 15, 2004              320,000   184,355       845,000   486,813    1,055,000   607,796
U.S. Treasury I. O.
Strips zero %,
February 15, 2003            305,000   194,621       780,000   497,718      895,000   571,100
U.S. Treasury I.O.
Strips zero %,
August 15, 2002              300,000   198,147       800,000   528,392      920,000   607,651
U.S. Treasury Bonds
10 3/8s,
 November 15, 2012           650,000   856,778     1,890,000 2,491,247    2,145,000 2,827,367
U.S. Treasury Bonds
8 7/8s, August 15, 2017           --        --            --        --      215,000   269,591
U.S. Treasury Bonds
8 1/8s, August 15, 2019      950,000 1,114,254     3,350,000 3,929,927    4,345,000 5,097,186
U.S. Treasury Bonds
8s, November 15, 2021        510,000   593,752            --        --           --        --
U.S. Treasury Notes
7 7/8s, August 15, 2001      860,000   934,983       540,000   587,083    1,740,000 1,891,711
U.S. Treasury Notes
7 1/8s, February 29, 2000    125,000   130,234       360,000   375,073      410,000   427,167
U.S. Treasury Notes
6 3/4s, April 30, 2000       515,000   529,564       125,000   128,535      120,000   123,394
U.S. Treasury Notes
6 7/8s, August 31, 1999      600,000   617,904     2,100,000 2,162,664    3,100,000 3,192,504
U.S. Treasury Notes
6 7/8s, March 31, 2000       160,000   165,275       965,000   996,816    1,080,000 1,115,608
U.S. Treasury Notes
4 5/8s, February 29, 1996         --        --        25,000    24,902           --        --
                                    ----------              ----------             ----------
TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS (cost
 $9,807,290, $23,669,617 and
 $30,787,128)                       $10,081,516             $24,337,890            $31,665,595
--------------------------------------------------------------------------------
--------------

                                      GROWTH               BALANCED           CONSERVATIVE
                                          1.8%                    3.8%                   2.8%
                           PRINCIPAL               PRINCIPAL              PRINCIPAL
BRADY BONDS*                  AMOUNT     VALUE        AMOUNT     VALUE       AMOUNT     VALUE
Argentina
(Government of)
FRN 4.313s, 2023            $123,000   $71,186    $2,198,000$1,272,093          $--       $--
Argentina
(Government of)
bonds 4s, 2023             3,063,000 1,470,240     6,412,000 3,077,760    2,288,000 1,098,240
Brazil (Republic of)
FRN 6.688s, 2001             688,750   583,716     1,016,500   861,484      859,750   728,638
Brazil (Republic of)
FRN 7 1/4s, 2006           1,298,000   861,548     3,262,000 2,165,153      470,000   311,963
Brazil (Republic of)
FRN 5.1875s, 2024                 --        --     2,500,000 1,203,125           --        --
Bulgaria (Government
of) disc. notes
6.563s, 2024                 621,000   315,158     1,610,000   817,075      441,000   223,808
Ecuador (Government of)
FRN 7 1/4s, 2025             950,000   465,500     2,000,000   980,000      550,000   269,500
Philippines
(Central Bank of)
bonds 5 3/4s, 2017                --        --       500,000   370,000           --        --
Poland (Government of)
144A FRN 8.125s, 2024        415,000   321,106     1,125,000   870,469      505,000   390,744
United Mexican States
FRB 6.969s, 2019                  --        --       373,000   261,566           --        --
United Mexican States
bonds 6 1/4s, 2019         2,200,000 1,328,250     5,300,000 3,199,875    1,250,000   754,688
                                    ----------              ----------             ----------
TOTAL BRADY BONDS (cost $5,095,020,
 $13,347,887 and $3,417,221)        $5,416,704              $15,078,600            $3,777,581
--------------------------------------------------------------------------------
--------------

                                      GROWTH               BALANCED           CONSERVATIVE
                                          1.8%                    3.8%                   2.8%
ASSET-BACKED                         PRINCIPAL               PRINCIPAL              PRINCIPAL
SECURITIES*                   AMOUNT     VALUE        AMOUNT     VALUE      AMOUNT      VALUE
Chase Manhatten Credit
Card Master Trust Ser.
91-2A, 7.65s, 1998           $65,000   $65,122      $252,500  $252,972    $282,500   $283,028
First Deposit Master
Trust Ser. 93-2A,
5 3/4s, 2001                  50,000    49,453       175,000   173,086     195,000    192,867
Green Tree Financial
Corp. Ser. 93- 4A1,
4.85s, 2019                   50,235    49,669       131,798   130,315     143,141    141,531
Green Tree Financial
Corp. Ser. 95-2A1
6.8s, 2026                    72,051    72,231       216,154   216,694     234,167    234,752
Merrill Lynch
Mortgage Investors,
Inc. Ser. 88-RA,
9.85s, 2008                   27,300    27,488       104,237   104,953     116,647    117,448
Standard Credit
Card Master Trust
Ser. 94-4A, 8 1/4s, 2003     225,000   243,491       570,000   616,843     660,000    714,239
                                    ----------              ----------              ---------
TOTAL ASSET-BACKED SECURITIES
(cost $507,501, $1,492,362
and $1,681,570)                       $507,454              $1,494,863             $1,683,865
--------------------------------------------------------------------------------
--------------
                                   GROWTH                BALANCED             CONSERVATIVE
                                          0.1%                    0.4%                  1.2%
COLLATERALIZED MORTGAGE    PRINCIPAL               PRINCIPAL             PRINCIPAL
OBLIGATIONS*                  AMOUNT     VALUE        AMOUNT     VALUE      AMOUNT     VALUE
Chase Mortgage Finance Corp.
Ser. 94-1B2, 6.601s,
March 25, 2025                   $--       $--      $193,707  $178,271    $193,707  $178,271
Citicorp Mortgage
Securities, Inc. Ser. 94-9A3,
5 3/4s,
June 25, 2009                205,000   197,248       535,000   514,770     615,000   591,745
Federal National Mortgage
Association Ser.
93-152A, zero %, 2017         12,195    11,935        43,726    42,797      56,443    55,244
Federal National Mortgage
Association Ser.
94-63A, 7s, 2023             115,336   108,200       408,481   383,206     408,481   383,206
GE Capital Mortgage
Services Inc. Ser. 94-8A2,
6s, 2024                      90,000    88,200       335,000   328,300     375,000   367,500
                                    ----------              ----------              ---------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (cost $394,502,
 $1,392,819 and $1,519,165)           $405,583              $1,447,344            $1,575,966
--------------------------------------------------------------------------------
--------------

                                        GROWTH                BALANCED          CONSERVATIVE
                                          0.1%                    0.3%                  0.3%
                           NUMBER OF               NUMBER OF             NUMBER OF
UNITS*                         UNITS     VALUE         UNITS     VALUE       UNITS     VALUE
Australis Media units
stepped- coupon zero %,
(14s, 5/15/2000), 2003           100   $60,000           300  $180,000         100   $60,000
Celcaribe S.A. 144A
units stepped-coupon
zero % (13 1/2s, 3/15/98),
2004                               3    26,700            22   195,800           2    17,800
Cellnet Data Systems Inc.
units stepped-coupon zero %,
(13s, 6/15/2000), 2005           100    57,000           300   171,000         100    57,000
Hollywood Casino units 13 1/2s,
1998                          75,000    90,750       200,000   242,000     100,000   121,000
ICF Kaiser International, Inc.
sr. sub. units 12s, 2003           5     4,738            10     9,475          10     9,475
Intelcom Group (USA) Inc.,
144A units stepped-coupon
zero %,(13 1/2s, 9/15/00),
2005                              13    71,500            26   143,000          10    55,000
Total Renal Care, Inc. units
stepped-coupon zero %
(12s, 8/15/97), 2004              60    57,000           290   275,500         100    95,000
                                    ----------              ----------              ---------
TOTAL UNITS (cost $327,395,
$1,075,500 and $382,192)              $367,688              $1,216,775              $415,275
--------------------------------------------------------------------------------
--------------

                                   GROWTH                 BALANCED            CONSERVATIVE
                                          0.1%                    0.2%                   0.2%
                           NUMBER OF               NUMBER OF             NUMBER OF
PREFERRED STOCKS*             SHARES     VALUE        SHARES     VALUE      SHARES      VALUE

California Federal Bank
Ser. B, $10.625 exch. pfd.     1,250  $137,188         3,000  $329,250       1,650   $181,088
Pantry Pride Inc.
Ser. B, $14.875 pfd.             152    15,656           800    82,400         500     51,500
Essilor International
ADP FF 20 pfd. (France)        1,500   179,586         3,200   383,117         600     71,834
                                    ----------              ----------              ---------
TOTAL PREFERRED STOCKS
(cost $293,886,
$730,817 and $283,911)                $332,430                $794,767               $304,422
--------------------------------------------------------------------------------
--------------

                                       GROWTH             BALANCED              CONSERVATIVE
PURCHASED OPTIONS                            0.2%                 0.2%                   0.1%
OUTSTANDING*EXPIRATION DATE/  CONTRACT              CONTRACT              CONTRACT
              STRIKE PRICE      AMOUNT      VALUE     AMOUNT     VALUE      AMOUNT     VALUE

S&P 500 (Put)  October95/570   $24,300    $42,525    $33,200   $58,100     $11,100    $19,425
S&P 500 (Put) November95/575   101,000    568,125    105,400   592,875      18,000    101,250
US Dollar
 (Call) In
 Exchange For
Deutsche-
 marks (Put)December
95/1.490DEM 1,260,000                      10,458  3,540,000    29,382   1,820,000    15,106
                                       ----------           ----------              ---------
TOTAL PURCHASED OPTIONS
 (cost $833,982, $960,150
 and $221,050)                           $621,108             $680,357               $135,781
--------------------------------------------------------------------------------
--------------

                                       GROWTH             BALANCED         CONSERVATIVE
CONVERTIBLE PREFERRED STOCKS*                 --%                 0.1%                   0.1%
(COST $120,250, $252,525,    NUMBER OF             NUMBER OF             NUMBER OF
 $102,213)                      SHARES      VALUE     SHARES     VALUE      SHARES      VALUE

Granite Broadcasting
$1.938 cv. pfd.                  2,000   $107,000      4,200  $224,700       1,700    $90,950



                                       GROWTH             BALANCED         CONSERVATIVE
                                             0.1%                  --%                    --%
CONVERTIBLE BONDS            PRINCIPAL             PRINCIPAL             PRINCIPAL
AND NOTES*                      AMOUNT      VALUE     AMOUNT     VALUE      AMOUNT      VALUE

Pricellular Wireless 144A cv.
sub. notes stepped-coupon zero %,
(10 3/4s, 8/15/00), 2004       $94,000    $56,870   $206,000  $124,630     $77,000    $46,585
Riverwood International Corp.
sub. notes 6 3/4s, 2003        100,000    131,500         --        --          --         --
                                       ----------           ----------              ---------
TOTAL CONVERTIBLE BONDS
 AND NOTES (cost $189,784,
$122,251 and $45,969)                    $188,370             $124,630                $46,585
--------------------------------------------------------------------------------
--------------

                                             GROWTH              BALANCED     CONSERVATIVE
                           EXPIRATION  NUMBER OF     --%  NUMBER OF     --%  NUMBER OF    --%
WARRANTS*                        DATE     SHARES   VALUE     SHARES   VALUE     SHARES  VALUE

Commodore Media 144A           5/1/00         60  $4,800       EE--    $E--       EE--   $E--
County Seat Holdings, Inc.   10/15/98         65   1,300        200   4,000        110  2,200
Danieli & Co. (Italy)        11/30/99      3,350   1,774      4,500   2,382      1,550    821
General Media Corp. 144A     12/31/00         35     350        160   1,600         55    550
OSI Specialties Inc. 144A     4/15/99         50   3,000        150   9,000        100  6,000
Petracom Holdings, Inc.        8/1/05       EE--    EE--      1,001   7,132        399  2,843
Rieter Holding
 (Switzerland)                3/13/96        400   1,106      1,800   4,978        150    415
UCC Investor Holding, Inc.   10/30/99         10     110         30     330         20    220
                                       ----------           ----------              ---------
TOTAL WARRANTS (cost $2,156,
 $14,268 and $3,666)                             $12,440            $29,422           $13,049
--------------------------------------------------------------------------------
--------------
                                       GROWTH                 BALANCED        CONSERVATIVE
                                          8.1%                       7.7%               10.4%
SHORT-TERM                PRINCIPAL                PRINCIPAL               PRINCIPAL
INVESTMENTS*                 AMOUNT      VALUE        AMOUNT        VALUE     AMOUNT    VALUE

Bank Tabunga
Negara zero %,
 Feburary 12, 1996
 (Indonesia) IDR      1,000,000,000   $415,363 2,000,000,000     $830,726         --      $--
Maxus Energy corp.
 medium term notes
 10.2s, May 10, 1996       $125,000    124,421       300,000      298,611    100,000   99,537
U.S. Dollar Certificate
of Deposit, zero %,
January 31, 1996
(Issued by J.P.
Morgan Securities,
Inc. The principal
at redemption is
linked to the bid
price for the
Polish Treasury
Bill, at maturity,
 and the change in
the spot rate of
the Polish Zloty
from issue date to
maturity date.)             318,273    286,064       875,388      786,799         --       --
Interest in
$652,192,000 joint
repurchase agreement
dated September 30,1995
with Goldman, Sachs & Co.
due October 2, 1995 with
respect to various U.S.
Treasury obligations --
maturity value of
$22,927,174, $28,939,366
and $13,823,340,
respectively for
an effective yield
of 6.375%.               22,915,000 22,923,116    28,924,000   28,934,244 13,816,00013,820,893
                                    ----------              ----------              ---------
TOTAL SHORT-TERM INVESTMENTS
 (cost $23,841,674,
 $30,842,068 and $13,920,893)      $23,748,964                $30,850,380           $13,920,430
--------------------------------------------------------------------------------
--------------
TOTAL INVESTMENTS (cost $267,595,281,
 $361,935,985 and $130,123,772)*** $301,741,263              $404,906,177           $138,596,422
--------------------------------------------------------------------------------
--------------

NOTES
* Percentages indicated are based on net assets. Net assets and net asset value per share are as follows:


                       Net AssetsClass A Class B Class CClass MClass Y
Growth portfolio     $294,785,280 $10.06   $9.97   $9.93 $10.01 $10.09
Balanced portfolio   $398,638,495  $9.67   $9.64   $9.62  $9.66  $9.66
Conservative portfolio$133,506,534 $9.19   $9.16   $9.15  $9.18  $9.19

     The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

    Income may be received in cash or additional securities at the discretion of the issuer.

     TBA's   are  mortgage  backed  securities  traded  under  delayed
     delivery commitments, settling after September 30, 1995. Although the unit price for the trades has been established, the principal value  has  not  been  finalized.  However,  the  amount  of  the commitments will not fluctuate more than 2.0% from the  principal amount.  Income  on  the  securities will  not  be  earned  until settlement date. The cost of TBA purchases held at September  30,
     1995  was  $1,048,032,  $2,700,179  and  $3,362,748  for  Growth,
     Balanced and Conservative portfolios, respectively.

     Non-income-producing security.

      Restricted, excluding 144A securities, as to public resale. At the dates of acquisition, which ranged from 3/7/94 to 12/8/94, these securities were valued at cost which was $115,725, $252,731 and $112,188, for Growth, Balanced and Conservative Portfolios, respectively. There were no outstanding unrestricted securities of the same class as those held. Total market value of restricted securities owned at September 30, 1995 was $53,989, or less than 0.1%, $129,818, or less than 0.1% and $42,510, less than 0.1% of net assets for Growth, Balanced and Conservative portfolios, respectively.

*** The aggregate identified cost for federal income tax purposes is as follows:


                    AGGREGATE        GROSS        GROSS            NET
                    IDENTIFIED         COST   UNREALIZED   UNREALIZED
                          COST APPRECIATION DEPRECIATION  APPRECIATION
Growth portfolio  $267,745,742  $40,289,133   $6,293,612   $33,995,521
Balanced portfolio 362,129,825   46,489,545    3,713,193    42,776,352
Conservative
portfolio          130,161,124    9,757,930    1,322,632     8,435,298



ADR  or ADS after the name of a holding stands for American Depository
Receipt or American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

144A after the name of a security represents those exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The  rates shown on Floating Rate Notes (FRN) and Floating Rate  Bonds
(FRB) are the current interest rates at September 30, 1995, which are subject to change based on the terms of the security.

FORWARD CURRENCY CONTRACTS TO BUY OUTSTANDING
at September 30, 1995:                        GROWTH
----------------------------------------------------------------------
                                                            UNREALIZED
                                    AGGREGATE  DELIVERY  APPRECIATION/
                     MARKET VALUE  FACE VALUE      DATE (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars       $301,508    $303,949  12/13/95       $(2,441)
Australian Dollars        263,820     261,737  12/13/95          2,083
Canadian Dollars          335,060     334,059  12/13/95          1,001
Danish Krona              306,742     297,567  12/13/95          9,175
Danish Krona              126,306     126,030  12/13/95            276
Deutschemarks           1,446,718   1,411,007  12/13/95         35,711
Deutschemarks             351,145     342,149  12/13/95          8,996
Deutschemarks              63,206      61,370  12/13/95          1,836
Deutschemarks             140,458     140,978  12/13/95          (520)
Deutschemarks             217,710     218,114  12/13/95          (404)
Deutschemarks             337,028     339,373  12/13/95        (2,345)
Deutschemarks             294,962     287,499  12/13/95          7,463
Deutschemarks             294,962     286,844  12/13/95          8,118
Deutschemarks           1,250,076   1,217,177  12/13/95         32,899
Deutschemarks             129,924     130,493  12/13/95          (569)
Deutschemarks           1,404,580   1,367,708  12/13/95         36,872
Deutschemarks             351,145     342,447  12/13/95          8,698
Japanese Yen            1,585,962   1,578,894  12/14/95          7,068
Japanese Yen              709,360     706,464  12/14/95          2,896
Japanese Yen            1,298,586   1,289,315  12/14/95          9,271
New Zealand Dollars       216,545     215,513  10/16/95          1,032
Spanish Pesetas           193,001     188,627  12/13/95          4,374
Spanish Pesetas           176,917     173,017  12/13/95          3,900
Spanish Pesetas            80,417      80,541  12/13/95          (124)
Swedish Krona             372,690     359,630  12/13/95         13,060
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
CONTRACTS TO BUY        $12,248,828  $12,060,502              $188,326
----------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS TO SELL OUTSTANDING
at September 30, 1995:                        GROWTH
----------------------------------------------------------------------
                                                            UNREALIZED
                                    AGGREGATE  DELIVERY  APPRECIATION/
                     MARKET VALUE  FACE VALUE      DATE (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars         $7,593      $7,534  12/13/95        $ (59)
British Pounds          2,209,715   2,167,900  11/30/95      (41,815)
British Pounds            142,021     142,155  12/13/95           134
Canadian Dollars          148,916     146,983  12/13/95       (1,933)
Canadian Dollars          372,289     370,961  12/13/95       (1,328)
Deutschemarks             632,061     617,856  12/13/95      (14,205)
Deutschemarks             561,832     544,270  12/13/95      (17,562)
Deutschemarks             210,687     205,198  12/13/95       (5,489)
Deutschemarks             140,809     136,110   1/31/96       (4,699)
Deutschemarks             519,695     503,052  12/13/95      (16,643)
Deutschemarks             210,687     209,336  12/13/95       (1,351)
Deutschemarks             330,076     320,995  12/13/95       (9,081)
Deutschemarks           3,363,970   3,274,094  12/13/95      (89,876)
Deutschemarks             702,290     672,034  12/13/95      (30,256)
French Francs           1,457,230   1,417,659  12/13/95      (39,571)
Italian Lira               46,432      46,499  12/13/95            67
Italian Lira            1,143,155   1,131,011  12/13/95      (12,144)
Japanese Yen            6,943,350   7,182,736  02/20/96       239,386
Japanese Yen              211,304     218,801  12/13/95         7,497
Japanese Yen              454,620     471,889  12/13/95        17,269
Japanese Yen              496,471     501,951  12/13/95         5,480
Japanese Yen              344,490     340,955  12/13/95       (3,535)
Netherland Guilders     1,216,547   1,213,334  11/30/95       (3,213)
Netherland Guilders       420,446     406,734  12/13/95      (13,712)
Netherland Guilders       690,284     664,632  12/13/95      (25,652)
Spanish Pesetas           643,335     626,787  12/13/95      (16,548)
Swiss Francs            1,034,483     977,253  11/30/95      (57,230)
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
CONTRACTS TO SELL     $24,654,788 $24,518,719             $ (136,069)
----------------------------------------------------------------------


FORWARD CROSS CURRENCY CONTRACTS OUTSTANDING
at September 30, 1995
(Aggregate face value $531,491)         GROWTH
----------------------------------------------------------------------
                                    IN                     UNREALIZED
                  MARKET      EXCHANGE  MARKET DELIVERY APPRECIATION/
CONTRACTS          VALUE           FOR   VALUE     DATE(DEPRECIATION)
Deutschemarks
(Buy)           $336,717 French Francs$337,661 11/14/95        $(944)
Deutschemarks
(Buy)            210,448 French Francs 211,033 11/14/95         (585)
----------------------------------------------------------------------
TOTAL FORWARD CROSS
CURRENCY  CONTRACTS
OUTSTANDING     $547,165              $548,694               $(1,529)
----------------------------------------------------------------------
WRITTEN OPTIONS OUTSTANDING
Premium received $5,418
at September 30, 1995:                  GROWTH
----------------------------------------------------------------------
CONTRACT                              EXPIRATION DATE/
AMOUNT                                    STRIKE PRICE           VALUE
----------------------------------------------------------------------
$1,260,000     US dollars (Call) in Exchange
               for Deutschemarks (Put)    Dec 95/1.565          $3,150

DIVERSIFICATION OF FOREIGN INVESTMENTS
at September 30, 1995
(as a percentage of net assets):              GROWTH
Argentina       0.5%          Indonesia        0.1%
Austria          0.4          Ireland           0.5
Australia        0.1          Italy             0.8
Belgium          0.2          Japan             4.0
Brazil           0.5          Malaysia          0.7
Bulgaria         0.1          Mexico            0.5
Canada           0.6          Netherlands       1.2
Denmark          0.1          Panama             --
Ecuador          0.2          Poland            0.2
Finland          0.2          Singapore         0.7
France           2.5          Spain             0.7
Germany          1.5          Sweden            0.4
Greece            --          Switzerland       0.9
Holland          0.4          United Kingdom    3.5
Hong Kong        0.7

FORWARD CURRENCY CONTRACTS TO BUY OUTSTANDING

at September 30, 1995:                 BALANCED
                                                            UNREALIZED
                     AGGREGATE    DELIVERY               APPRECIATION/
                  MARKET VALUE  FACE VALUE        DATE  (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars    $678,393    $683,883    12/13/95       $ (5,490)
Australian Dollars     889,449     882,428    12/13/95           7,021
Canadian Dollars     1,042,409   1,039,294    12/13/95           3,115
Danish Krona         1,172,837   1,137,756    12/13/95          35,081
Deutschemarks          769,008     772,375    12/13/95         (3,367)
Deutschemarks        2,858,320   2,787,767    12/13/95          70,553
Deutschemarks          351,145     342,149    12/13/95           8,996
Deutschemarks          660,153     640,971    12/13/95          19,182
Deutschemarks          842,748     845,869    12/13/95         (3,121)
Deutschemarks          133,435     133,683    12/13/95           (248)
Deutschemarks          927,023     933,274    12/13/95         (6,251)
Deutschemarks          983,206     958,852    12/13/95          24,354
Japanese Yen         4,253,629   4,234,766    12/14/95          18,863
Japanese Yen         2,229,418   2,220,316    12/14/95           9,102
Japanese Yen         2,964,417   2,943,254    12/14/95          21,163
New Zealand Dollars    597,140     594,294    10/16/95           2,846
Spanish Pesetas        458,376     447,990    12/13/95          10,386
Spanish Pesetas        506,626     495,458    12/13/95          11,168
Spanish Pesetas        176,917     177,191    12/13/95           (274)
Swedish Krona        1,032,066     995,899    12/13/95          36,167
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
 CONTRACTS TO BUY  $23,526,715 $23,267,469                    $259,246
----------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS TO SELL OUTSTANDING
at September 30, 1995:                  BALANCED
                                                            UNREALIZED
                     AGGREGATE    DELIVERY               APPRECIATION/
                  MARKET VALUE  FACE VALUE        DATE  (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars     $26,382     $26,369    12/13/95          $ (13)
British Pounds       2,998,899   2,942,150    11/30/95        (56,749)
British Pounds          15,780      15,460    12/13/95           (320)
British Pounds         315,601     315,900    12/13/95             299
Canadian Dollars       565,879     558,536    12/13/95         (7,343)
Canadian Dollars     1,116,867   1,112,883    12/13/95         (3,984)
Deutschemarks          776,031     742,597    12/13/95        (33,434)
Deutschemarks        1,825,954   1,784,917    12/13/95        (41,037)
Deutschemarks          912,977     884,438    12/13/95        (28,539)
Deutschemarks        1,327,328   1,292,396    12/13/95        (34,932)
Deutschemarks          737,405     718,194    12/13/95        (19,211)
Deutschemarks        2,103,359   2,048,143    12/13/95        (55,216)
Deutschemarks        1,278,168   1,237,237    12/13/95        (40,931)
Deutschemarks          772,519     767,567    12/13/95         (4,952)
Deutschemarks          422,426     408,330     1/31/96        (14,096)
French Francs        3,278,551   3,189,524    12/13/95        (89,027)
Italian Lira            66,331      66,427    12/13/95              96
Italian Lira         1,941,033   1,920,411    12/13/95        (20,622)
Japanese Yen         9,431,998   9,757,080    02/20/96         325,082
Japanese Yen           629,911     652,258    12/13/95          22,347
Japanese Yen           595,547     617,967    12/13/95          22,420
Japanese Yen         1,317,160   1,331,708    12/13/95          14,548
Japanese Yen           942,283     932,611    12/13/95         (9,672)
Netherland Guilders  1,649,236   1,644,881    11/30/95         (4,355)
Netherland Guilders    903,645     874,174    12/13/95        (29,471)
Netherland Guilders  1,882,593   1,812,634    12/13/95        (69,959)
Spanish Pesetas      1,688,755   1,645,317    12/13/95        (43,438)
Swiss Francs         1,408,287   1,330,377    11/30/95        (77,910)
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
CONTRACTS TO SELL  $40,930,905 $40,630,486                 $ (300,419)
----------------------------------------------------------------------


FORWARD CROSS CURRENCY CONTRACTS OUTSTANDING
at September 30, 1995
(Aggregate face value $1,567,213):        BALANCED
----------------------------------------------------------------------
                                 IN                       UNREALIZED
              MARKET       EXCHANGE    MARKET  DELIVERYAPPRECIATION?
CONTRACTS      VALUE            FOR     VALUE      DATE(DEPRECIATION)
----------------------------------------------------------------------
Deutschemarks
(Buy)       $841,794  French Francs  $844,152  11/14/95     $(2,358)
Deutschemarks
(Buy)        771,645  French Francs   773,785  11/14/95      (2,140)
----------------------------------------------------------------------
TOTAL FORWARD CROSS CURRENCY
 CONTRACTS OUTSTANDING   $1,613,439          $1,617,937
$(4,498)

WRITTEN OPTIONS OUTSTANDING
PREMIUM RECEIVED $15,222 AT SEPTEMBER 30, 1995:   BALANCED
CONTRACT                                    EXPIRATION DATE/
AMOUNT                                          STRIKE PRICE    VALUE
----------------------------------------------------------------------
$3,540,000 US dollars (Call) in Exchange
           for Deutschemarks (Put)              Dec 95/1.565   $8,850
----------------------------------------------------------------------

DIVERSIFICATION OF FOREIGN INVESTMENTS
at September 30, 1995
(as a percentage of net assets):        BALANCED
----------------------------------------------------------------------
Argentina       1.1%          Indonesia        0.3%
Austria          0.2          Ireland           0.6
Australia        0.2          Italy             1.2
Belgium          0.2          Japan             4.1
Brazil           1.1          Malaysia          0.5
Bulgaria         0.2          Mexico            0.9
Canada           1.2          Netherlands       1.3
Denmark          0.1          Panama            0.1
Ecuador          0.2          Poland            0.1
Finland          0.2          Singapore         0.4
France           3.4          Spain             0.8
Germany          2.6          Sweden            1.2
Greece            --          Switzerland       0.5
Holland          0.9          United Kingdom    3.5
Hong Kong        0.6
India            0.1


FORWARD CURRENCY CONTRACTS TO BUY OUTSTANDING
at September 30, 1995:                CONSERVATIVE
----------------------------------------------------------------------
                                                            UNREALIZED
                                 AGGREGATE    DELIVERY   APPRECIATION/
                  MARKET VALUE  FACE VALUE        DATE  (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars    $376,885    $379,935    12/13/95       $ (3,050)
Australian Dollars     414,574     411,301    12/13/95           3,273
Canadian Dollars       491,421     489,953    12/13/95           1,468
Danish Krona           505,221     490,110    12/13/95          15,111
Danish Krona            90,218      90,022    12/13/95             196
Deutschemarks          477,557     480,777    12/13/95         (3,220)
Deutschemarks          298,473     299,780    12/13/95         (1,307)
Deutschemarks          467,023     454,173    12/13/95          12,850
Deutschemarks        1,840,000   1,794,582    12/13/95          45,418
Deutschemarks           70,229      68,430    12/13/95           1,799
Deutschemarks          414,351     402,312    12/13/95          12,039
Deutschemarks          351,145     352,445    12/13/95         (1,300)
Deutschemarks          259,847     260,330    12/13/95           (483)
Deutschemarks          351,145     342,447    12/13/95           8,698
Japanese Yen         1,963,408   1,954,701    12/14/95           8,707
Japanese Yen           506,686     504,617    12/14/95           2,069
Japanese Yen         1,542,302   1,531,291    12/14/95          11,011
New Zealand Dollars    308,413     306,943    10/16/95           1,470
Spanish Pesetas         24,126      23,578    12/13/95             548
Spanish Pesetas        184,959     180,882    12/13/95           4,077
Spanish Pesetas        152,792     153,028    12/13/95           (236)
Swedish Krona          516,034     497,403    12/13/95          18,631
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
 CONTRACTS TO BUY  $11,606,809 $11,469,040                    $137,769
----------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS TO SELL OUTSTANDING
 at September 30, 1995:                 CONSERVATIVE
----------------------------------------------------------------------
                                                            UNREALIZED
                                 AGGREGATE    DELIVERY   APPRECIATION/
                  MARKET VALUE  FACE VALUE        DATE  (DEPRECIATION)
----------------------------------------------------------------------
Australian Dollars     $56,533    $56,505     12/13/95         $ (28)
British Pounds         670,806    658,113     11/30/95       (12,693)
British Pounds         299,821    300,105     12/13/95            284
Canadian Dollars       245,711    242,522     12/13/95        (3,189)
Canadian Dollars       595,662    593,538     12/13/95        (2,124)
Deutschemarks          842,748    823,808     12/13/95       (18,940)
Deutschemarks          632,061    612,303     12/13/95       (19,758)
Deutschemarks          252,824    246,171     12/13/95        (6,653)
Deutschemarks          273,893    266,758     12/13/95        (7,135)
Deutschemarks        1,794,351  1,747,247     12/13/95       (47,104)
Deutschemarks          786,565    761,128     12/13/95       (25,437)
Deutschemarks           21,069     20,244     12/13/95          (825)
Deutschemarks          210,687    209,336     12/13/95        (1,351)
French Francs        2,002,937  1,948,548     12/13/95       (54,389)
Italian Lira         1,011,456  1,000,711     12/13/95       (10,745)
Japanese Yen         2,109,611  2,182,365     02/20/96         72,754
Japanese Yen           143,926    149,032     12/13/95          5,106
Japanese Yen           638,320    645,366     12/13/95          7,046
Japanese Yen           192,076    190,032     12/13/95        (2,044)
Netherland Guilders    369,981    369,004     11/30/95          (977)
Netherland Guilders    508,300    491,723     12/13/95       (16,577)
Netherland Guilders    941,296    906,317     12/13/95       (34,979)
Spanish Pesetas        804,200    783,576     12/13/95       (20,624)
Swiss Francs           312,953    295,639     11/30/95       (17,314)
----------------------------------------------------------------------
TOTAL FORWARD CURRENCY
CONTRACTS TO SELL  $15,717,787$15,500,091                  $(217,696)
----------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS OUTSTANDING
at September 30, 1995 (
Aggregate face value $667,772):            CONSERVATIVE
----------------------------------------------------------------------
                                 IN                       UNREALIZED
              MARKET       EXCHANGE    MARKET  DELIVERYAPPRECIATION?
CONTRACTS      VALUE            FOR     VALUE      DATE(DEPRECIATION)
----------------------------------------------------------------------
Deutschemarks
(Buy)       $210,448  French Francs  $211,032  11/14/95         $(584)
Deutschemarks
(Buy)        477,017  French Francs   478,353  11/14/95        (1,336)
----------------------------------------------------------------------
TOTAL FORWARD
CROSS CURRENCY
CONTRACTS
OUTSTANDING $687,465                 $689,385                 $(1,920)
----------------------------------------------------------------------

WRITTEN OPTIONS OUTSTANDING
Premium received $7,826 at
September 30, 1995:                        CONSERVATIVE
----------------------------------------------------------------------
CONTRACT                                    EXPIRATION DATE/
AMOUNT                                          STRIKE PRICE     VALUE
----------------------------------------------------------------------
$1,820,000 US dollars (Call) in Exchange for
           Deutschemarks (Put)                  Dec 95/1.565    $4,550


DIVERSIFICATION OF FOREIGN INVESTMENTS
at September 30, 1995
(as a percentage of net assets):           CONSERVATIVE
----------------------------------------------------------------------
Argentina      0.8%%          Hong Kong         0.5
Austria          0.1          Ireland           0.4
Australia        0.3          Italy             1.8
Belgium          0.1          Japan             2.8
Brazil           0.8          Malaysia          0.5
Bulgaria         0.2          Mexico            0.6
Canada           2.2          Netherlands       1.1
Denmark          0.1          Panama            0.1
Ecuador          0.2          Poland            0.3
Finland          0.1          Singapore         0.6
France           3.9          Spain             1.6
Germany          3.6          Sweden            0.2
Greece            --          Switzerland       0.7
Holland          1.3          United Kingdom    3.0

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
 (identified cost $267,595,281) (Note 1)                  $301,741,263
----------------------------------------------------------------------
Cash                                                            33,613
----------------------------------------------------------------------
Interest, dividends and other receivables                    1,637,068
----------------------------------------------------------------------
Receivable for securities sold                               2,058,511
----------------------------------------------------------------------
Receivable for shares of the fund sold                         840,875
----------------------------------------------------------------------
Unamortized organization expenses (Note 1)                       8,910
----------------------------------------------------------------------
Receivable for open forward currency contracts                 464,562
----------------------------------------------------------------------
Receivable for closed forward currency contracts               168,021
----------------------------------------------------------------------
Total assets                                               306,952,823
----------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------
Payable for securities purchased                            10,279,108
----------------------------------------------------------------------
Payable for shares of the fund repurchased                     237,199
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     2,376
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                   484,785
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      417
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)     195,016
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                         181,585
----------------------------------------------------------------------
Payable for organization expenses (Note 1)                      13,264
----------------------------------------------------------------------
Payable for open forward currency contracts                    413,834
----------------------------------------------------------------------
Payable for closed forward currency contracts                  206,644
----------------------------------------------------------------------
Payable for written options outstanding (premium received $5,418)3,150
----------------------------------------------------------------------

Other accrued expenses                                         150,165
----------------------------------------------------------------------
TOTAL LIABILITIES                                           12,167,543
----------------------------------------------------------------------
NET ASSETS                                                $294,785,280
----------------------------------------------------------------------
                                              (continued on next page)

STATEMENT OF ASSETS AND LIABILITIES (continued)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Note 1)                                  $252,464,005
----------------------------------------------------------------------
Undistributed net investment income (Note 1)                 2,524,604
----------------------------------------------------------------------
Accumulated net realized gain on investments
 and foreign currency transactions (Note 1)                  5,596,707
----------------------------------------------------------------------
Net unrealized appreciation on investments and
 assets and liabilities in foreign currencies               34,199,964
----------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
 CAPITAL SHARES OUTSTANDING                              $294,785,280
----------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
Net asset value and redemption price of class A shares
 ($122,227,964 divided by 12,147,719 shares)                    $10.06
----------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.06)*         $10.67
----------------------------------------------------------------------
Net asset value and offering price of class B shares
 ($116,262,783 divided by 11,655,653 shares)                     $9.97
----------------------------------------------------------------------
Net asset value and offering price of class C shares
 ($7,984,560 divided by 803,692 shares)                          $9.93
----------------------------------------------------------------------
Net asset value and redemption price of class M shares
 ($3,160,394 divided by 315,813 shares)                         $10.01
----------------------------------------------------------------------
Offering price per class M share (100/96.5 of $10.01)           $10.37
----------------------------------------------------------------------
Net asset value, offering and redemption price of class Y shares
 ($45,149,579 divided by 4,475,240 shares)                      $10.09
----------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

     Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Year ended September 30, 1995
PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO


INVESTMENT INCOME:
----------------------------------------------------------------------
Interest (net of foreign tax of $21,528)                    $3,483,533
----------------------------------------------------------------------
Dividends (net of foreign tax of $78,064)                    2,882,500
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     6,366,033

EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                             1,310,497
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 805,416
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                                9,033
----------------------------------------------------------------------
Auditing                                                        92,908
----------------------------------------------------------------------
Reports to shareholders                                         63,274
----------------------------------------------------------------------
Legal                                                           13,753
----------------------------------------------------------------------
Postage                                                         33,054
----------------------------------------------------------------------
Amortization of organization expenses (Note 1)                   2,653
----------------------------------------------------------------------
Administrative services (Note 2)                                 8,445
----------------------------------------------------------------------
Registration fee                                                68,140
----------------------------------------------------------------------
Distribution fees -- class A (Note 2)                          224,160
----------------------------------------------------------------------
Distribution fees -- class B (Note 2)                          814,059
----------------------------------------------------------------------
Distribution fees -- class C (Note 2)                           43,080
----------------------------------------------------------------------
Distribution fees -- class M (Note 2)                            8,460
----------------------------------------------------------------------
Other expenses                                                   6,070
----------------------------------------------------------------------
Fees waived by the Manager (Note 2)                           (94,394)
----------------------------------------------------------------------
TOTAL EXPENSES                                               3,408,608
----------------------------------------------------------------------
FEES PAID INDIRECTLY (NOTE 2)                                 (98,923)
----------------------------------------------------------------------
NET EXPENSES                                                 3,309,685
----------------------------------------------------------------------
NET INVESTMENT INCOME                                        3,056,348
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)             7,796,880
----------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)               553
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)     (1,190,708)
----------------------------------------------------------------------
Net realized loss on forward currency contracts and
foreign currency translation (Notes 1 and 3)                 (313,563)
----------------------------------------------------------------------
Net unrealized appreciation on forward currency contracts and foreign
currency translation during the period                          80,429
----------------------------------------------------------------------
Net unrealized appreciation of investments, written options,
futures and TBA sale commitments during the period          31,932,132
----------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                         38,305,723
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $41,362,071
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

                                                          PERIOD ENDED
                                                      FEBRUARY 7, 1994
                                              YEAR       (COMMENCEMENT
                                             ENDED   OF OPERATIONS) TO
                                      SEPTEMBER 30       SEPTEMBER 30
----------------------------------------------------------------------
                                              1995               1994
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                   $3,056,348             464,501
----------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions        6,293,162           (794,749)
----------------------------------------------------------------------
Net unrealized appreciation of
investments and assets and
liabilities in
foreign currency                        32,012,561           2,187,403
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                         41,362,071          1,857,155
----------------------------------------------------------------------
Distributions to shareholders from
net investment income:
----------------------------------------------------------------------
  Class A                                (496,426)                  --
----------------------------------------------------------------------
  Class B                                (367,240)                  --
----------------------------------------------------------------------
  Class C                                 (17,618)                  --
----------------------------------------------------------------------
  Class Y                                 (16,310)                  --
----------------------------------------------------------------------
Increase from capital share
transactions (Note 4)                  158,827,779          93,602,535
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS           199,292,256         95,459,690
----------------------------------------------------------------------
Net assets
----------------------------------------------------------------------
Beginning of period                     95,493,024              33,334
----------------------------------------------------------------------
END OF PERIOD (including undistributed
net investment income of $2,524,604
and $417,975, respectively)           $294,785,280         $95,493,024
----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

<TABLE<>
[S]                           [C]               [C]                [C]
                                     FOR THE PERIOD     FOR THE PERIOD
                                      JULY 14, 1994   FEBRUARY 3, 1995
                             YEAR     (COMMENCEMENT      (COMMENCEMENT
                            ENDED OF OPERATIONS) TO  OF OPERATIONS) TO
                     SEPTEMBER 30      SEPTEMBER 30       SEPTEMBER 30
----------------------------------------------------------------------
                             1995              1994               1995
----------------------------------------------------------------------
                                      Class Y           Class M
----------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $8.43             $8.22              $8.39
----------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income(a)(e)   .17               .03                .08
Net realized and unrealized
gain (loss) on investments   1.57               .18               1.54
----------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                   1.74               .21               1.62
----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income       (.08)                --                 --
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS         (.08)                --                 --
----------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $10.09             $8.43             $10.01
----------------------------------------------------------------------
TOTAL INVESTMENT RETURN
AT NET ASSET VALUE (%)(B)   20.94           2.55(C)           19.31(C)
----------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)            $45,150              $775             $3,160
average net assets (%)(a)(d) 1.28            .20(c)            1.45(c)
----------------------------------------------------------------------
Ratios of net investment

income to average
net assets (%)(a)            2.05            .50(c)             .79(c)
----------------------------------------------------------------------
Portfolio turnover (%)      88.36           39.9(c)              88.36

          For the period        For the period              For the period
         September 1, 1994           February 16, 1994       February 8, 1994
  Year    (commencement  Year  (commencement    Year    (commencement
  ended  of operations) to  ended of operations) to  ended of operations) to
September 30 September 30 September 30 September 30 September 30 September 30
--------------------------------------------------------------------------------
--------------
       1995               1994   1995  1994  1995        1994
--------------------------------------------------------------------------------
--------------
    Class C                           Class B                        Class A
--------------------------------------------------------------------------------
--------------
      $8.39   $8.46  $8.39    $8.50    $8.43           $8.50
--------------------------------------------------------------------------------
--------------
        .11      .01 .11  .06   .18              .10
       1.51              (.08)           1.52            (.17)          1.53            (.17)
--------------------------------------------------------------------------------
--------------
       1.62              (.07)           1.63            (.11)          1.71           (.07)
--------------------------------------------------------------------------------
--------------
      (.08)                 --          (.05)               --         (.08)             ----
--------------------------------------------------------------------------------
--------------
      (.08)                 --          (.05)               --         (.08)               --
--------------------------------------------------------------------------------
--------------
      $9.93              $8.39          $9.97            $8.39        $10.06            $8.43
--------------------------------------------------------------------------------
--------------
      19.46           (.83)(c)          19.57        (1.29)(c)         20.45         (.82)(c)
--------------------------------------------------------------------------------
--------------
     $7,985               $385       $116,263          $50,664      $122,228          $43,669
--------------------------------------------------------------------------------
--------------
       2.23             .15(c)           2.23          1.21(c)          1.49           .78(c)
--------------------------------------------------------------------------------
--------------
       1.24             .14(c)           1.22           .80(c)          1.98          1.31(c)
--------------------------------------------------------------------------------
--------------
      88.36            39.9(c)          88.36          39.9(c)         88.36          39.9(c)
--------------------------------------------------------------------------------
--------------

(a) Reflects an absorption by the Manager of certain expenses incurred by the fund. As a result of this absorption, expenses for the period ended
     September 30, 1994, reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01, per share for class A, class B, class C, class M and class Y, respectively (See Note 2).
 (b) Total Investment Return assumes dividend reinvestment and does not reflect the effect of sales charges.
 (c) Not annualized.
 (d) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts.
 (e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
 (identified cost $361,935,985) (Note 1)                $404,906,177
----------------------------------------------------------------------
Cash                                                          67,135
----------------------------------------------------------------------
Interest, dividends and other receivables                  3,535,493
----------------------------------------------------------------------
Receivable for securities sold                             5,367,791
----------------------------------------------------------------------
Receivable for shares of the fund sold                     1,675,513
----------------------------------------------------------------------
Receivable for open forward currency contracts               662,789
----------------------------------------------------------------------
Receivable for closed forward currency contracts             490,967
----------------------------------------------------------------------
Unamortized organization expenses (Note 1)                     8,906
----------------------------------------------------------------------
TOTAL ASSETS                                            416,714,771

LIABILITIES
----------------------------------------------------------------------
Payable for securities purchased                          15,509,538
----------------------------------------------------------------------
Payable for shares of the fund repurchased                    52,923
----------------------------------------------------------------------
Payable for administrative services (Note 2)                   2,417
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                 660,946
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                    451
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)   206,097
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                       229,841
----------------------------------------------------------------------
Payable for open forward currency contracts                  708,460
----------------------------------------------------------------------
Payable for closed forward currency contracts                576,517
----------------------------------------------------------------------
Payable for organizational expenses (Note 1)                  13,263
----------------------------------------------------------------------
Payable for written options outstanding
 (premium received $15,222)                                    8,850
----------------------------------------------------------------------
Other accrued expenses                                       106,973
----------------------------------------------------------------------
TOTAL LIABILITIES                                         18,076,276
----------------------------------------------------------------------
NET ASSETS                                              $398,638,495
----------------------------------------------------------------------
                                                        (continued on next page)

STATEMENT OF ASSETS AND LIABILITIES (continued)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Note 1)                                $344,539,553
----------------------------------------------------------------------
Undistributed net investment income (Note 1)               2,076,669
----------------------------------------------------------------------
Accumulated net realized gain on investment transactions and
 foreign currency (Note 1)                                 9,093,046
----------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
 liabilities in foreign currencies                        42,929,227
----------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
 CAPITAL SHARES OUTSTANDING                            $398,638,495
----------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
Net asset value and redemption price of class A shares
 ($152,316,723 divided by 15,748,235 shares)                   $9.67
----------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.67)*        $10.26
----------------------------------------------------------------------
Net asset value and offering price of class B shares
 ($159,230,838 divided by 16,521,135 shares)                   $9.64
----------------------------------------------------------------------
Net asset value and offering price of class C shares
 ($11,920,629 divided by 1,239,363 shares)                     $9.62
----------------------------------------------------------------------
Net asset value and redemption price of class M shares
 ($3,508,836 divided by 363,152 shares)                        $9.66
----------------------------------------------------------------------
Offering price per class M share (100/96.5 of $9.66)*         $10.01
----------------------------------------------------------------------
Net asset value, offering and redemption price of class Y shares
 ($71,661,469 divided by 7,417,403 shares)   $9.66

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

     Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Year ended September 30, 1995
PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

INVESTMENT INCOME:
----------------------------------------------------------------------
Interest (net of foreign tax of $26,629)                  $9,024,973
----------------------------------------------------------------------
Dividends (net of foreign tax of $122,109)                 3,938,938
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  12,963,911

EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                           2,117,443
Investor servicing and custodian fees (Note 2)               940,720
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                              9,797
Auditing                                                      31,687
----------------------------------------------------------------------
Reports to shareholders                                       86,214
Legal                                                         15,457
----------------------------------------------------------------------
Postage                                                       31,969
Amortization of organization expenses (Note 1)                 2,653
----------------------------------------------------------------------
Administrative services (Note 2)                              10,297
Registration fee                                              60,360
----------------------------------------------------------------------
Distribution fees -- class A (Note 2)                        271,389
----------------------------------------------------------------------
Distribution fees -- class B (Note 2)                      1,200,355
----------------------------------------------------------------------
Distribution fees -- class C (Note 2)                         64,000
----------------------------------------------------------------------
Distribution fees -- class M (Note 2)                          7,275
----------------------------------------------------------------------
Other expenses                                                 5,515
----------------------------------------------------------------------
Fees waived by Manager (Note 2)                             (64,532)
----------------------------------------------------------------------
TOTAL EXPENSES                                             4,790,599
----------------------------------------------------------------------
FEES PAID INDIRECTLY (NOTE 2)                              (136,819)
----------------------------------------------------------------------
NET EXPENSES                                               4,653,780
----------------------------------------------------------------------
NET INVESTMENT INCOME                                      8,310,131
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)          13,524,410
----------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)           2,057
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)   (2,021,036)
----------------------------------------------------------------------
Net realized loss on forward currency contracts and
foreign currency translation (Notes 1 and 3)             (1,923,371)
----------------------------------------------------------------------
Net unrealized appreciation of forward currency contracts and
foreign currency translation during the period                58,912
----------------------------------------------------------------------
Net unrealized appreciation of investments, written options,
futures and TBA sale commitments during the period        39,066,850
----------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                       48,707,822
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $57,017,953
----------------------------------------------------------------------
Statement of changes in net assets
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

       <CAPTION
                                                      FOR THE PERIOD
                                                    FEBRUARY 7, 1994
                                              YEAR     (COMMENCEMENT
                                             ENDED OF OPERATIONS) TO
                                      SEPTEMBER 30     SEPTEMBER 30
----------------------------------------------------------------------
                                              1995             1994
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                   $8,310,131        $1,536,209
----------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions        9,582,060       (1,318,719)
----------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                              39,125,762         3,803,465
----------------------------------------------------------------------
Net increase in net assets resulting
from operations                         57,017,953        4,020,955
----------------------------------------------------------------------
Distributions to shareholders from net
 investment income to:
----------------------------------------------------------------------
  Class A                              (2,407,935)         (271,581)
----------------------------------------------------------------------
  Class B                              (1,845,737)         (258,746)
----------------------------------------------------------------------
  Class C                                (109,649)             (191)
----------------------------------------------------------------------
  Class Y                              (1,632,242)         (406,388)
----------------------------------------------------------------------
  Class M                                 (21,252)                --
----------------------------------------------------------------------
Increase from capital share transactions (Note 4)145,539,251198,980,
724
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS           196,540,389      202,064,773
NET ASSETS
----------------------------------------------------------------------
Beginning of year                      202,098,106            33,333
----------------------------------------------------------------------
END OF YEAR (including undistributed
net investment income of $2,076,669 and
 $424,096, respectively)              $398,638,495      $202,098,106
----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

<TABLE<>
                                     FOR THE PERIOD     FOR THE PERIOD
                                       JULY 5, 1994   FEBRUARY 6, 1995
                             YEAR     (COMMENCEMENT      (COMMENCEMENT
                            ENDED OF OPERATIONS) TO  OF OPERATIONS) TO
                     SEPTEMBER 30      SEPTEMBER 30       SEPTEMBER 30
----------------------------------------------------------------------
                             1995              1994               1995
----------------------------------------------------------------------
                                      Class Y           Class M
----------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $8.33             $8.11              $8.34
----------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------
Net investment income(a)(e)   .29               .05                .14
----------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments   1.26               .22               1.31
----------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                   1.55               .27               1.45
----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income       (.22)             (.05)              (.13)
----------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $9.66             $8.33              $9.66
----------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
----------------------------------------------------------------------
NET ASSET VALUE (%)(B)      18.89           3.34(C)           17.46(C)
NET ASSETS, END OF PERIOD
(in thousands)            $71,661           $66,081             $3,509
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d) 1.07            .23(c)            1.38(c)
----------------------------------------------------------------------
Ratio of net investment
income to average net
assets (%)(a)                3.35            .62(c)            1.56(c)
----------------------------------------------------------------------
Portfolio turnover (%)     106.03          52.62(c)             106.03
----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

                For the period                  For the period                 For the period
             September 1, 1994               February 11, 1994               February 7, 1994
       Year      (commencement           Year    (commencement          Year    (commencement
     ended  of operations) to          ended of operations) to        ended of operations) to
September 30      September 30   September 30     September 30  September 30     September 30
--------------------------------------------------------------------------------
--------------
       1995               1994           1995             1994          1995             1994
--------------------------------------------------------------------------------
--------------
                Class C                        Class B                        Class A
--------------------------------------------------------------------------------
--------------
      $8.31              $8.41          $8.31            $8.50         $8.33           $8.50
--------------------------------------------------------------------------------
--------------
        .20                .01            .20              .11           .27              .16
       1.27              (.08)           1.26            (.27)          1.27            (.28)
--------------------------------------------------------------------------------
--------------
       1.47              (.07)           1.46            (.16)          1.54           (.12)
--------------------------------------------------------------------------------
--------------
      (.16)              (.03)          (.13)            (.03)         (.20)            (.05)
--------------------------------------------------------------------------------
--------------
      $9.62              $8.31          $9.64            $8.31         $9.67            $8.33
--------------------------------------------------------------------------------
--------------
      17.89           (.84)(c)          17.83        (1.89)(c)         18.73        (1.47)(c)
--------------------------------------------------------------------------------
--------------
--------------------------------------------------------------------------------
--------------
    $11,921               $441       $159,230          $81,093      $152,317          $54,483
--------------------------------------------------------------------------------
--------------
       2.09             .16(c)           2.07          1.23(c)          1.32          0.83(c)
--------------------------------------------------------------------------------
--------------
       2.22             .11(c)           2.26          1.41(c)          2.95          2.13(c)
--------------------------------------------------------------------------------
--------------
     106.03           52.62(c)         106.03         52.62(c)        106.03         52.62(c)
--------------------------------------------------------------------------------
--------------
     (a)  Reflects an absorption by the Manager of certain expenses incurred  by the fund. As a result of this absorption, expenses for the period ended September 30, 1994, reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively (See Note 2).

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
 (c) Not annualized.
(d) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts.
(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
 (identified cost $130,123,772) (Note 1)                  $138,596,422
----------------------------------------------------------------------
Cash                                                            33,682
----------------------------------------------------------------------
Interest, dividends and other receivables                    1,597,744
----------------------------------------------------------------------
Receivable for securities sold                               2,620,612
----------------------------------------------------------------------
Receivable for shares of the fund sold                         401,578
----------------------------------------------------------------------
Receivable for open forward currency contracts                 232,555
----------------------------------------------------------------------
Receivable for closed forward currency contracts               218,123
----------------------------------------------------------------------
Unamortized organization expenses (Note 1)                       8,905
----------------------------------------------------------------------
TOTAL ASSETS                                              143,709,621

LIABILITIES
----------------------------------------------------------------------
Payable for securities purchased                             9,157,966
----------------------------------------------------------------------
Payable for shares of the fund repurchased                      33,200
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     2,238
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                   104,532
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      302
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)      88,398
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                          91,920
----------------------------------------------------------------------
Payable for organization expenses (Note 2)                      13,263
----------------------------------------------------------------------
Payable for open forward currency contracts                    314,402
----------------------------------------------------------------------
Payable for closed forward currency contracts                  278,527
----------------------------------------------------------------------
Payable for written options outstanding at end of period
 (premium received $7,826)                                       4,550
----------------------------------------------------------------------
Other accrued expenses                                         113,789
----------------------------------------------------------------------
TOTAL LIABILITIES                                           10,203,087
NET ASSETS                                                $133,506,534
----------------------------------------------------------------------
                                                        (continued on next page)

STATEMENT OF ASSETS AND LIABILITIES (continued)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Note 1)                                  $122,141,251
----------------------------------------------------------------------
Undistributed net investment income (Note 1)                 1,145,263
----------------------------------------------------------------------
Accumulated net realized gain on investment and
 foreign currency transactions (Note 1)                      1,826,396
----------------------------------------------------------------------
Net unrealized appreciation of investments and
 assets and liabilities in foreign currencies                8,393,624
----------------------------------------------------------------------
Total -- Representing net assets applicable to
 capital shares outstanding                              $133,506,534
----------------------------------------------------------------------
Computation of net asset value and offering price
----------------------------------------------------------------------
Net asset value and redemption price of class A shares
($57,340,929 divided by 6,241,483 shares)                        $9.19
----------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.19)*           $9.75
----------------------------------------------------------------------
Net asset value and offering price of class B shares
 ($65,783,364 divided by 7,180,881 shares)                       $9.16
----------------------------------------------------------------------
Net asset value and offering price of class C shares
 ($7,197,863 divided by 786,951 shares)                          $9.15
----------------------------------------------------------------------
Net asset value and redemption price of class M shares
 ($1,366,453 divided by 148,920 shares)                          $9.18
----------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.18)*           $9.51
----------------------------------------------------------------------
Net asset value, offering and redemption price of class Y shares ($1,817,925
divided by 197,848 shares)                                       $9.19
----------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

     Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
<pa>Year ended September 30, 1995
PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

INVESTMENT INCOME:
----------------------------------------------------------------------
Interest (net of foreign tax of $40,386)                    $4,772,176
----------------------------------------------------------------------
Dividends (net of foreign tax of $26,862)                      700,089
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     5,472,265
----------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                               671,090
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 438,866
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                                7,714
----------------------------------------------------------------------
Auditing                                                        76,741
----------------------------------------------------------------------
Report to shareholders                                          66,480
----------------------------------------------------------------------
Legal                                                           12,569
----------------------------------------------------------------------
Postage                                                         11,162
----------------------------------------------------------------------
Amortization of organization expenses (Note 1)                   2,653
----------------------------------------------------------------------
Administrative services (Note 2)                                 7,212
----------------------------------------------------------------------
Registration fee                                                28,631
----------------------------------------------------------------------
Distribution fees -- class A (Note 2)                           95,434
----------------------------------------------------------------------
Distribution fees -- class B (Note 2)                          525,548
----------------------------------------------------------------------
Distribution fees -- class C (Note 2)                           37,312
----------------------------------------------------------------------
Distribution fees -- class M (Note 2)                            3,969
----------------------------------------------------------------------
Other expenses                                                   3,125
----------------------------------------------------------------------
Fees waived by Manager (Note 2)                              (392,573)
----------------------------------------------------------------------
TOTAL EXPENSES                                               1,595,933
----------------------------------------------------------------------
FEES PAID INDIRECTLY (NOTE 2)                                 (45,798)
----------------------------------------------------------------------
NET EXPENSES                                                 1,550,135
----------------------------------------------------------------------
NET INVESTMENT INCOME                                        3,922,130
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)             3,412,762
----------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)             1,036
----------------------------------------------------------------------
Net realized loss on forward currency contracts and
 foreign currency translation (Notes 1 and 3)                (982,368)
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)       (398,673)
----------------------------------------------------------------------
Net unrealized appreciation of investments, written options,
 futures and TBA sale commitments during the period          8,301,191
----------------------------------------------------------------------
Net unrealized depreciation on forward currency contracts and foreign currency
translation during the period                                 (36,533)
----------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                         10,297,415
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $14,219,545
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
       <CAPTION
                                                      FOR THE PERIOD
                                                    FEBRUARY 7, 1994
                                              YEAR     (COMMENCEMENT
                                             ENDED OF OPERATIONS) TO
                                      SEPTEMBER 30     SEPTEMBER 30
----------------------------------------------------------------------
                                              1995             1994
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                   $3,922,130           $735,376
----------------------------------------------------------------------
Net realized gain (loss) on
investments and foreign currency
transactions                             2,032,757          (715,262)
----------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in
foreign currencies                       8,264,658            128,966
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                         14,219,545           149,080
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Class A                              (1,220,712)          (174,402)
----------------------------------------------------------------------
  Class B                              (1,272,028)          (193,082)
----------------------------------------------------------------------
  Class C                                 (99,096)              (141)
----------------------------------------------------------------------
  Class Y                                 (30,206)              (981)
----------------------------------------------------------------------
  Class M                                 (14,906)                 --
----------------------------------------------------------------------
Increase from capital share
transactions (Note 4)                   56,995,676         65,114,454
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS            68,578,273        64,894,928
----------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------
Beginning of period                     64,928,261             33,333
----------------------------------------------------------------------
END OF PERIOD (including undistributed
net investment income of $1,145,263
and $241,931, respectively)           $133,506,534        $64,928,261
----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

<TABLE<>
[S]                           [C]               [C]                [C]
                                     FOR THE PERIOD     FOR THE PERIOD
                                      JULY 14, 1994   FEBRUARY 7, 1995
                             YEAR     (COMMENCEMENT      (COMMENCEMENT
                            ENDED OF OPERATIONS) TO  OF OPERATIONS) TO
                     SEPTEMBER 30      SEPTEMBER 30       SEPTEMBER 30
----------------------------------------------------------------------
                             1995              1994               1995
----------------------------------------------------------------------
                                      Class Y           Class M
----------------------------------------------------------------------
Net asset value, beginning
of period                   $8.23             $8.23              $8.21
----------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------
Net investment income(a)      .36            .07(e)                .21
----------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments    .89                --                .92
----------------------------------------------------------------------
Total from investments
operations                   1.25               .07               1.13
----------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------
Net investment income       (.29)             (.07)              (.16)
----------------------------------------------------------------------
Net asset value, end of
period                      $9.19             $8.23              $9.18
----------------------------------------------------------------------
Total investment return
at net asset value (%)(b)   15.54              1.01           13.92(c)
----------------------------------------------------------------------
Net assets, end of
period (in thousands)      $1,818              $163             $1,366
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)  .92            .21(c)            1.10(c)
----------------------------------------------------------------------
Ratio of net investment
income to average
net assets (%)(a)            4.93           1.04(c)            2.73(c)
----------------------------------------------------------------------
Portfolio turnover (%)      159.8          59.27(c)              159.8
----------------------------------------------------------------------

                For the period                  For the period                 For the period
             September 1, 1994               February 18, 1994               February 7, 1994
       Year      (commencement           Year    (commencement          Year    (commencement
     ended  of operations) to          ended of operations) to        ended of operations) to
September 30      September 30   September 30     September 30  September 30     September 30
--------------------------------------------------------------------------------
--------------
       1995               1994           1995             1994          1995             1994
--------------------------------------------------------------------------------
--------------
                Class C                        Class B                        Class A
--------------------------------------------------------------------------------
--------------
      $8.22              $8.33          $8.22            $8.50         $8.23
$8.50
--------------------------------------------------------------------------------
--------------
        .29             .03(e)            .30           .15(e)           .33
 .18(e)
        .87              (.10)            .85            (.39)           .90
(.39)
--------------------------------------------------------------------------------
--------------
       1.16              (.07)           1.15            (.24)          1.23
(.21)
--------------------------------------------------------------------------------
--------------
      (.23)              (.04)          (.21)            (.04)         (.27)
(.06)
--------------------------------------------------------------------------------
--------------
      $9.15              $8.22          $9.16            $8.22         $9.19
$8.23
--------------------------------------------------------------------------------
--------------
      14.41              (.80)          14.22        (2.79)(c)         15.27
(2.47)(c)
--------------------------------------------------------------------------------
--------------
     $7,198               $273        $65,783          $38,711       $57,341
$25,782
--------------------------------------------------------------------------------
--------------
       1.89             .16(c)           1.98          1.21(c)          1.22
 .75(c)
--------------------------------------------------------------------------------
--------------
       3.92             .48(c)           3.81          1.92(c)          4.48
2.41(c)
--------------------------------------------------------------------------------
--------------
      159.8           59.27(c)          159.8         59.27(c)         159.8
59.27(c)
--------------------------------------------------------------------------------
--------------

(a) Reflects an absorption by the Manager of certain expenses incurred by the fund. As a result of this absorption, expenses for the period ended September 30, 1994, reflect a reduction of $0.05, $0.04, none and $.001 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, 0.03, 0.03, 0.02 and 0.03 for class A, class B, class C, class M and class Y, respectively (See Note 2).

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Not annualized.

(d) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts.

(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

NOTES TO FINANCIAL STATEMENTS
September 30, 1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end
management   investment  company  which  consists  of  a  series  of  investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

Each  series  of  the  trust offers class A, class  B,  class  C,  class  Y  and
class   M   shares.  The  trust  commenced  its  public  offering  of  class   M
shares as follows:

FUND                                    DATE
---------------------------------------------------------------------
Growth Portfolio                        February 3, 1995
Balanced Portfolio                      February 6, 1995
Conservative Portfolio                  February 7, 1995
---------------------------------------------------------------------

Class   A   shares   are  sold  with  a  maximum  front-end  sales   charge   of
5.75%. Class B shares do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are
redeemed  within  six  years  of  purchase.  Class  C  shares  are  subject   to
the   same  fees  and  expenses  as  class  B  shares,  except  that   class   C
shares   have  a  one-year  1.00%  contingent  deferred  sales  charge  and   do
not convert to class A shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares  and  class  B  shares,  but do not bear  a  distribution  fee.  Class  Y shares  are  sold  to  defined  contribution  plans  that  initially  invest  at least $250 million in a combination of Putnam Funds. Class M shares are sold with a maximum front end sales charge of 3.50% and pay a higher ongoing distribution fee than class A shares but lower than class B and class C shares.

Expenses  of  the  trust  are  borne pro- rata by  the  holders  of  each  class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other  matters  on  which  a  class  vote  is  required  by  law  or  determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of that fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of Significant Accounting Policies followed by the trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last
reported   bid   price,   except  that  certain  U.S.   government   obligations
are  stated  at  the  mean  between  the last reported  bid  and  asked  prices.
Securities   quoted   in   foreign   currencies   are   translated   into   U.S.
dollars at the
current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long- term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. (See Sections
F, G and H of Note 1 with respect to valuation of TBA and purchase commitments, futures and options contracts and forward currency contracts.)

B JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. (Putnam Management), the funds' Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C      REPURCHASE  AGREEMENTS     The  funds,  or  any  joint  trading  account,
through their custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D       SECURITY   TRANSACTIONS   AND   RELATED   INVESTMENT   INCOME   Security
transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a fund is informed of the ex-dividend date.

Discount   on   zero   coupon   bonds,  original   issue,   stepped-coupon   and
payment   in   kind   bonds  is  accreted  according  to  the  effective   yield
method.

E FOREIGN CURRENCY TRANSLATION The accounting records of the trust are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the trust after translation to U.S. dollars based on the exchange rate on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized and unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on
a   fund's   books   and   the   U.S.   dollar   equivalent   amounts   actually
received
or    paid.    Net   unrealized   gains   and   losses   on   foreign   currency
transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F      TBA  PURCHASE  COMMITMENTS  The  funds  may  enter  into  "TBA"  (to   be
announced)   purchase   commitments  to  purchase   securities   for   a   fixed
unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been
finalized.   However,  the  amount  of  the  commitments  will   not   fluctuate
more  than  2.0%  from  the  principal  amount.  A  fund  holds,  and  maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or a fund may enter into offsetting contracts for the forward sale of other securities it owns. TBA purchase commitments may be considered securities in themselves,
and   involve   a   risk  of  loss  if  the  value  of  the   security   to   be
purchased   declines  prior  to  the  settlement  date,   which   risk   is   in
addition to the risk of decline in the value of a fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts they have entered into, a fund may dispose of a commitment prior to settlement if Putnam Management deem it appropriate to do so.

G FUTURES AND OPTIONS CONTRACTS The funds may use futures and option contracts to hedge against changes in the values of securities a fund owns or expects to purchase. The funds may also write options on securities they own or in which they may invest to increase current returns.

The  potential  risk  to  the  funds is that the  change  in  value  of  futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures   contracts   are   valued  at  the  quoted  daily   settlement   prices
established   by   the   exchange   on  which  they   trade.   Exchange   traded
options   are   valued   at  the  last  sale  price,  or   if   no   sales   are
reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H FORWARD CURRENCY CONTRACTS The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short- term investments). The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The maximum potential loss from forward currency contracts is the aggregate face value in U.S. dollars at the time the contract was opened. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of
their   contracts   or   if  a  fund  is  unable  to  enter   into   a   closing
position.

I     FEDERAL  TAXES   It  is  the  policy of each fund  to  distribute  all  of
its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated
investment   companies.   It   is  also  the   intention   of   each   fund   to
distribute  an  amount  sufficient  to  avoid  imposition  of  any  excise   tax
under  Section  4982  of  the  Internal Revenue  Code  of  1986.  Therefore,  no
provision  has  been  made  for  federal  taxes  on  income,  capital  gains  or unrealized appreciation of securities held and for excise tax on income and capital gains.

J      DISTRIBUTIONS   TO   SHAREHOLDERS  Distributions  to   shareholders   are
recorded by each fund on the ex- dividend date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of unrealized gains and losses on certain futures contracts, post-October loss deferrals, losses on wash sale transactions, realized and unrealized gains and losses on foreign currency contracts, organizational expenses, amortization of bond premium, market discount and paydown gains and losses on mortgage-backed securities. Reclassifications are made to a fund's capital accounts to reflect
income  and  gains  available  for  distribution  (or  available  capital   loss
carryovers) under income tax regulations. Reclassifications for the year ended September 30, 1995 were as follows:

                                                     UNDISTRIBUTED NET
                                                    INVESTMENT INCOME
---------------------------------------------------------------------
Growth Portfolio                                             $(52,125)
Balanced Portfolio                                           (640,743)
Conservative Portfolio                                       (381,850)
---------------------------------------------------------------------
                                                       ACCUMULATED NET
                                                 REALIZED GAIN (LOSS)
---------------------------------------------------------------------
Growth Portfolio                                               $53,005
Balanced Portfolio                                             656,884
Conservative Portfolio                                         383,332
---------------------------------------------------------------------
                                                            ADDITIONAL
                                                      PAID-IN CAPITAL
---------------------------------------------------------------------
Growth Portfolio                                                $(880)
Balanced Portfolio                                            (16,141)
Conservative Portfolio                                         (1,482)
---------------------------------------------------------------------

K       EXPENSE    OF    THE    TRUST       EXPENSES   directly    charged    or
attributable  to  any  fund  will  be  paid  from  the  assets  of  that   fund.
Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or
the   nature   of   the  services  performed  and  relative   applicability   to
each fund.

L UNAMORTIZED ORGANIZATION EXPENSES Expenses incurred by the trust in connection with its organization, its registration with the
Securities and Exchange Commission and with various states, and the initial public offering of its shares aggregated $39,790 allocated as follow:

---------------------------------------------------------------------
Growth Portfolio                                               $13,264
Balanced Portfolio                                              13,263
Conservative Portfolio                                          13,263
---------------------------------------------------------------------

       These   expenses  are  being  amortized  by  each  fund  on  a  straight-
line   basis   over  a  five-year  period.  The  funds  will  reimburse   Putnam
Management for the payment of these expenses.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation    of   Putnam   Management   for   management    and    investment
advisory services is paid quarterly based on the average net assets of the fund.

Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets of a fund, 0.60% of the next $500 million,  0.55%  of  the  next  $500 million, 0.50%  of  any  amount  over  $1.5 billion.

Putnam Management agreed to reduce its compensation and, to the extent necessary, limit expenses of the Growth and Balanced Portfolios until December 31, 1994 and the Conservative portfolio until September 30, 1995, (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, if any, and expenses incurred under the trust's distribution plans described below) to an annual rate of 1.00% of each fund's average net assets. This limitation was accomplished by a reduction of the compensation payable under the management contract to Putnam Management and, to the extent necessary, by Putnam Management's assumption of additional trust expenses.

The   trust   also  reimburses  Putnam  Management  for  the  compensation   and
related expenses of certain officers of the trust and their staff who provide administrative services to the trust. The aggregate amount of all such reimbursements is approved by the Trustees.

Trustees of the Trust receive an annual Trustee's fee as follows:

---------------------------------------------------------------------
Growth Portfolio                                                  $850
Balanced Portfolio                                                 880
Conservative Portfolio                                             760
---------------------------------------------------------------------


Trustees receive an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended September 30, 1995, the funds adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in the
funds   or  in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

Custodial functions for each of the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1995, fund expenses were reduced by $98,923, $136,819 and $45,798, for Growth, Balanced and Conservative, respectively, under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees
reported   in   the   Statement  of  operations  exclude  these   credits.   The
funds could have invested a portion of the assets utilized in connection with the offset arrangements in an income- producing asset if it had not entered into such arrangements.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-
1  under  the  Investment  Company  Act  of  1940.  The  purpose  of  the  Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide
for   payments  by  the  funds  to  Putnam  Mutual  Funds  Corp.  at  an  annual rate  of  up  to  0.35%,  1.00%,  1.00% and 1.00%  of  the  average  net  assets
attributable   to   class   A,class   B,   class   C   and   class   M   shares,
respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the period ended September 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $399,044 and $20,735 from the sale of class A and M shares and $576,831and $8,186 in contingent deferred sales charges from redemptions of class B and C
shares.   A  deferred  sales  charge  of  up  to  1%  is  assessed  on   certain
redemptions of class A shares. For the year ended September 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received $8,947 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During   the   year   ended   September  30,  1995,  aggregate   purchases   and
sales  of  investment  securities  other  than  short-  term  investments   were
as follows:

                                          U.S. GOVERNMENT OBLIGATIONS
---------------------------------------------------------------------
                                 PURCHASES                      SALES
---------------------------------------------------------------------
Growth Portfolio               $26,800,309                $20,289,529
Balanced Portfolio              74,148,091                 64,213,692
Conservative Portfolio          83,759,598                 69,018,504
---------------------------------------------------------------------
                                                     OTHER SECURITIES
---------------------------------------------------------------------
                                 PURCHASES                      SALES
---------------------------------------------------------------------
Growth Portfolio              $266,842,403               $120,353,608
Balanced Portfolio             354,889,420                225,692,335
Conservative Portfolio         107,103,446                 66,655,375
---------------------------------------------------------------------

In   determining  the  net  gain  or  loss  on  securities  sold,  the  cost  of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                     GROWTH PORTFOLIO
---------------------------------------------------------------------
                                    CONTRACT                PREMIUMS
                                      AMOUNT                 RECEIVED
---------------------------------------------------------------------
Contracts outstanding
at the beginning of
the year                                 $--                      $--
Options opened                     4,180,000                   45,827
Options expired                           --                       --
Options closed                   (2,920,000)                 (40,409)
---------------------------------------------------------------------
WRITTEN OPTIONS OUTSTANDING
AT THE END OF THE PERIOD          $1,260,000              $     5,418
---------------------------------------------------------------------

                                                   BALANCED PORTFOLIO
---------------------------------------------------------------------
                                    CONTRACT                 PREMIUMS
                                      AMOUNT                 RECEIVED
---------------------------------------------------------------------
Contracts outstanding at the beginning of the year                $--
$--
Options opened                    14,876,000                  172,018
Options expired                  (2,878,000)                 (57,507)
Options closed                   (8,458,000)                 (99,289)
---------------------------------------------------------------------
WRITTEN OPTIONS
OUTSTANDING AT THE END OF THE
PERIOD                            $3,540,000                  $15,222
---------------------------------------------------------------------

                                               CONSERVATIVE PORTFOLIO
---------------------------------------------------------------------
                                    CONTRACT                 PREMIUMS
                                      AMOUNT                 RECEIVED
---------------------------------------------------------------------
Contracts outstanding at the beginning of the year                $--
$--
Options opened                     7,210,000                   81,439
Options expired                  (1,932,000)                 (26,956)
Options closed                   (3,458,000)                 (46,657)
---------------------------------------------------------------------
WRITTEN OPTIONS OUTSTANDING
 AT THE END OF THE PERIOD         $1,820,000                    $7,826
---------------------------------------------------------------------

NOTE 4
CAPITAL SHARES

At September 30, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into five classes of shares, Class A, Class B, Class C, Class M and Class Y shares. Transactions in capital shares were as follows:

YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1995
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                   14,353,882                $127,971,056
Shares issued in
 connection with reinvestment of
 distributions                    59,865                     482,510
---------------------------------------------------------------------
Shares repurchased           (7,449,039)                (69,842,038)
---------------------------------------------------------------------
NET INCREASE                   6,964,708                 $58,611,528
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                    FEBRUARY 8, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1994
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    5,390,875                 $44,610,117
Shares issued in
 connection with reinvestment of
 distributions                        --                          --
---------------------------------------------------------------------
Shares repurchased             (209,824)                 (1,732,275)
---------------------------------------------------------------------
NET INCREASE                   5,181,051                 $42,877,842
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS B                                                         1995
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    6,951,562                 $61,045,632
Shares issued in
 connection with reinvestment of
 distributions                    43,865                     352,239
---------------------------------------------------------------------
Shares repurchased           (1,379,271)                (12,220,928)
---------------------------------------------------------------------
NET INCREASE                   5,616,156                 $49,176,943
---------------------------------------------------------------------

                                                      FOR THE PERIOD
                                                   FEBRUARY 16, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS B                                                         1994
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    6,391,750                 $52,522,856
Shares issued in
 connection with reinvestment of
 distributions                        --                          --
---------------------------------------------------------------------
Shares repurchased             (354,213)                 (2,954,048)
---------------------------------------------------------------------
NET INCREASE                   6,037,537                 $49,568,808
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS C                                                         1995
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                      821,798                  $7,132,757
Shares issued in
 connection with reinvestment of
 distributions                     2,371                      17,618
---------------------------------------------------------------------
Shares repurchased              (66,382)                   (605,500)
---------------------------------------------------------------------
NET INCREASE                     757,787                  $6,544,875
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                   SEPTEMBER 1, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS C                                                         1994
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                       45,905                    $386,020
Shares issued in
 connection with reinvestment of
 distributions                        --                          --
---------------------------------------------------------------------
Shares repurchased                    --                          --
---------------------------------------------------------------------
NET INCREASE                      45,905                    $386,020
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS Y                                                         1995
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    5,637,392                 $53,736,669
Shares issued in
 connection with reinvestment of
 distributions                     2,026                      16,310
---------------------------------------------------------------------
Shares repurchased           (1,256,098)                (12,169,703)
---------------------------------------------------------------------
NET INCREASE                   4,383,320                 $41,583,276
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                       JULY 14, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS Y                                                         1994
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                       96,440                    $808,146
Shares issued in
 connection with reinvestment of
 distributions                        --                          --
---------------------------------------------------------------------
Shares repurchased               (4,520)                    (38,281)
---------------------------------------------------------------------
NET INCREASE                      91,920                    $769,865
---------------------------------------------------------------------

                                                    FEBRUARY 3, 1995
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS M                                                         1995
---------------------------------------------------------------------
GROWTH PORTFOLIO                  SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                      333,330                  $3,079,142
Shares issued in
 connection with reinvestment of
 distributions                        --                          --
---------------------------------------------------------------------
Shares repurchased              (17,517)                   (167,985)
---------------------------------------------------------------------
NET INCREASE                     315,813                  $2,911,157
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1995
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                   12,676,147                $109,974,749
Shares purchased in
 connection with reinvestment of
 distributions                   266,456                   2,332,824
---------------------------------------------------------------------
Shares repurchased           (3,735,484)                (33,822,706)
---------------------------------------------------------------------
NET INCREASE                   9,207,119                 $78,484,867
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                    FEBRUARY 7, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1994
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    7,003,873                 $57,906,621
Shares purchased in
 connection with reinvestment of
 distributions                    30,878                     256,597
---------------------------------------------------------------------
Shares repurchased             (495,595)                 (4,114,466)
---------------------------------------------------------------------
NET INCREASE                   6,539,156                 $54,048,752
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS B                                                         1995
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    8,479,183                 $73,038,471
Shares purchased in
 connection with reinvestment of
 distributions                   196,141                   1,698,419
---------------------------------------------------------------------
Shares repurchased           (1,913,610)                (16,699,005)
---------------------------------------------------------------------
NET INCREASE                   6,761,714                 $58,037,885
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                   FEBRUARY 11, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS B                                                         1994
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                   10,093,884                 $82,996,850
Shares purchased in
 connection with reinvestment of
 distributions                    28,250                     234,196
---------------------------------------------------------------------
Shares repurchased             (364,673)                 (2,993,135)
---------------------------------------------------------------------
NET INCREASE                   9,757,461                 $80,237,911
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS C                                                         1995
---------------------------------------------------------------------
Balanced Portfolio                Shares                      Amount
Shares sold                    1,213,766                 $10,392,267
Shares purchased in
 connection with reinvestment of
 distributions                     8,482                      61,714
---------------------------------------------------------------------
Shares repurchased              (35,983)                   (322,975)
---------------------------------------------------------------------
NET INCREASE                   1,186,265                 $10,131,006
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                   SEPTEMBER 1, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS C                                                         1994
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                       53,074                    $440,839
Shares purchased in
 connection with reinvestment of
 distributions                        24                         191
---------------------------------------------------------------------
Shares repurchased                    --                          --
---------------------------------------------------------------------
NET INCREASE                      53,098                    $441,030
---------------------------------------------------------------------
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS Y                                                         1995
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                      570,980                  $5,007,677
Shares purchased in
 connection with reinvestment of
 distributions                   188,914                   1,632,242
---------------------------------------------------------------------
Shares repurchased           (1,275,768)                (11,050,442)
---------------------------------------------------------------------
NET DECREASE                   (515,874)                $(4,410,523)
---------------------------------------------------------------------

                                                      FOR THE PERIOD
                                                        JULY 5, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS Y                                                         1994
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    8,070,025                 $65,392,334
Shares purchased in
 connection with reinvestment of
 distributions                    48,904                     406,388
---------------------------------------------------------------------
Shares repurchased             (185,652)                 (1,545,691)
---------------------------------------------------------------------
NET INCREASE                   7,933,277                 $64,253,031
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                    FEBRUARY 6, 1995
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS M                                                         1995
---------------------------------------------------------------------
BALANCED PORTFOLIO                SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                      372,713                  $3,387,197
Shares issued in
 connection with reinvestment of
 distributions                     2,154                      20,066
---------------------------------------------------------------------
Shares repurchased              (11,715)                   (111,247)
---------------------------------------------------------------------
NET INCREASE                     363,152                  $3,296,016
                                             YEAR ENDED SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1995
---------------------------------------------------------------------
                                                        CONSERVATIVE
 ---------------------------------------------------------------------
PORTFOLIO                         SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    5,500,165                 $46,870,569
Shares issued in
 connection with reinvestment
 of distributions                 64,785                     581,106
---------------------------------------------------------------------
Shares repurchased           (2,454,372)                (20,455,442)
---------------------------------------------------------------------
NET INCREASE                   3,110,578                 $26,996,233
---------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                    FEBRUARY 7, 1994
                                                       (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                       SEPTEMBER 30
---------------------------------------------------------------------
CLASS A                                                         1994
---------------------------------------------------------------------
CONSERVATIVE
 PORTFOLIO                        SHARES                      AMOUNT
---------------------------------------------------------------------
Shares sold                    3,273,121                 $27,077,525
Shares issued in
 connection with reinvestment
 of distributions                 18,502                     152,276
---------------------------------------------------------------------
Shares repurchased             (162,678)                 (1,344,819)
---------------------------------------------------------------------
NET INCREASE                   3,128,945                 $25,884,982
---------------------------------------------------------------------
                                              YEAR ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS B                                                          1995
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                       3,690,750               $31,111,330
Shares issued in
 connection with reinvestment of
 distributions                       56,433                   503,950
----------------------------------------------------------------------
-
Shares repurchased              (1,275,100)              (10,800,154)
----------------------------------------------------------------------
-
NET INCREASE                      2,472,083               $20,815,126
----------------------------------------------------------------------
-
                                                       FOR THE PERIOD
                                                    FEBRUARY 18, 1994
                                                        (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                        SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS B                                                          1994
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                       5,077,331               $41,833,950
Shares purchased in
 connection with reinvestment of
 distributions                       19,480                   159,936
----------------------------------------------------------------------
-
Shares repurchased                (389,973)               (3,201,104)
----------------------------------------------------------------------
-
NET INCREASE                      4,706,838               $38,792,782
----------------------------------------------------------------------
-
                                              YEAR ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS C                                                          1995
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                         803,430                $6,783,192
Shares purchased in
 connection with reinvestment of
 distributions                        6,822                    60,859
----------------------------------------------------------------------
-
Shares repurchased                 (56,504)                 (482,246)
----------------------------------------------------------------------
-
NET INCREASE                        753,748                $6,361,805
----------------------------------------------------------------------
-
                                                       FOR THE PERIOD
                                                    SEPTEMBER 1, 1994
                                                        (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                        SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS C                                                          1994
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                          33,186                  $272,913
Shares purchased in
 connection with reinvestment of
 distributions                           17                       141
----------------------------------------------------------------------
-
Shares repurchased                     EE--                      EE--
----------------------------------------------------------------------
-
NET INCREASE                         33,203                  $273,054
----------------------------------------------------------------------
-

                                              YEAR ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS Y                                                          1995
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                         193,082                $1,672,448
Shares purchased in
 connection with reinvestment of
 distributions                        2,234                    20,103
----------------------------------------------------------------------
-
Shares repurchased                 (17,269)                 (151,939)
----------------------------------------------------------------------
-
NET INCREASE                        178,047                $1,540,612
----------------------------------------------------------------------
-
                                                       FOR THE PERIOD
                                                        JULY 14, 1994
                                                        (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                        SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS Y                                                          1994
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                          21,200                  $175,327
Shares purchased in
 connection with reinvestment of
 distributions                          119                       981
----------------------------------------------------------------------
-
Shares repurchased                  (1,518)                  (12,672)
----------------------------------------------------------------------
-
NET INCREASE                         19,801                  $163,636
----------------------------------------------------------------------
-
                                                       FOR THE PERIOD
                                                     FEBRUARY 7, 1995
                                                        (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                         SEPTEMBER 30
----------------------------------------------------------------------
-
CLASS M                                                          1995
----------------------------------------------------------------------
-
CONSERVATIVE
PORTFOLIO                            SHARES                    AMOUNT
----------------------------------------------------------------------
-
Shares sold                         160,768                $1,386,854
Shares purchased in
 connection with reinvestment of
 distributions                          732                     6,702
----------------------------------------------------------------------
-
Shares repurchased                 (12,580)                 (111,656)
----------------------------------------------------------------------
-
NET increase                        148,920                $1,281,900
----------------------------------------------------------------------
-

FEDERAL TAX INFORMATION
(Unaudited)

The funds have designated 31.00%, 19.67% and 9.04% of the distributions from net investment income for the Growth, Balanced and Conservative Portfolios respectively, as qualifying for the dividends received deduction for corporations.

The form you will receive in January 1996 will show the tax status of all of all distributions paid to your account in the calendar year 1995.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President and Fund Manager

Gary N. Coburn
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
THE PUTNAM FUNDS
One Post Office Square
Boston, Massachusetts 02109

                                                             BULK RATE
                                                          U.S. POSTAGE
                                                                  PAID
                                                                PUTNAM
                                                           INVESTMENTS

20964-259/250  11/95

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.